UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                  VALUE
COMMON STOCKS - 57.13%

AMUSEMENT & RECREATION SERVICES - 0.11%
            2,975  HARRAH'S ENTERTAINMENT INCORPORATED                                          $  193,940
            5,527  INTERNATIONAL GAME TECHNOLOGY                                                   149,229

                                                                                                   343,169
                                                                                                ----------

APPAREL & ACCESSORY STORES - 0.22%
            9,391  GAP INCORPORATED                                                                163,685
            5,586  KOHL'S CORPORATION+                                                             280,306
            5,658  LIMITED BRANDS                                                                  115,593
            3,588  NORDSTROM INCORPORATED                                                          123,140

                                                                                                   682,724
                                                                                                ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
            1,918  JONES APPAREL GROUP INCORPORATED                                                 54,663
            1,739  LIZ CLAIBORNE INCORPORATED                                                       68,377
            1,447  VF CORPORATION                                                                   83,883

                                                                                                   206,923
                                                                                                ----------

APPLICATIONS SOFTWARE - 0.02%
            2,761  CITRIX SYSTEMS INCORPORATED+<<                                                   69,412
                                                                                                ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
            2,922  AUTONATION INCORPORATED+                                                         58,353
              901  AUTOZONE INCORPORATED+                                                           75,008

                                                                                                   133,361
                                                                                                ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
            1,040  RYDER SYSTEM INCORPORATED                                                        35,589
                                                                                                ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.17%
            2,080  CENTEX CORPORATION                                                              134,326
            4,411  D.R. HORTON INCORPORATED                                                        159,767
            1,257  KB HOME                                                                          92,012
            3,476  PULTE HOMES INCORPORATED<<                                                      149,190

                                                                                                   535,295
                                                                                                ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.71%
           34,689  HOME DEPOT INCORPORATED                                                       1,323,039
           12,636  LOWE'S COMPANIES INCORPORATED                                                   813,758
            1,845  SHERWIN-WILLIAMS COMPANY                                                         81,309

                                                                                                 2,218,106
                                                                                                ----------

BUSINESS SERVICES - 3.41%
            7,967  ADOBE SYSTEMS INCORPORATED<<                                                    237,815
            2,035  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                            111,111
            3,701  AUTODESK INCORPORATED+                                                          171,874
            9,403  AUTOMATIC DATA PROCESSING INCORPORATED                                          404,705
            3,532  BMC SOFTWARE INCORPORATED+                                                       74,525
           16,958  CENDANT CORPORATION                                                             350,013
            7,509  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                  208,825
            2,994  COMPUTER SCIENCES CORPORATION+<<                                                141,646
            6,289  COMPUWARE CORPORATION+                                                           59,745
            2,269  CONVERGYS CORPORATION+<<                                                         32,606
           17,993  EBAY INCORPORATED+                                                              741,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                        VALUE

BUSINESS SERVICES (continued)
            4,919  ELECTRONIC ARTS INCORPORATED+                     $   279,842
            8,410  ELECTRONIC DATA SYSTEMS CORPORATION                   188,720
            2,110  EQUIFAX INCORPORATED                                   73,723
           12,504  FIRST DATA CORPORATION                                500,160
            3,048  FISERV INCORPORATED+                                  139,812
            3,659  IMS HEALTH INCORPORATED                                92,097
            6,853  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<         79,769
            2,937  INTUIT INCORPORATED+                                  131,607
            1,403  MERCURY INTERACTIVE CORPORATION+                       55,559
          149,316  MICROSOFT CORPORATION                               3,841,901
            1,973  MONSTER WORLDWIDE INCORPORATED+                        60,591
            3,011  NCR CORPORATION+                                       96,081
            6,191  NOVELL INCORPORATED+<<                                 46,123
            2,951  OMNICOM GROUP INCORPORATED                            246,792
           61,122  ORACLE CORPORATION+                                   757,302
            4,413  PARAMETRIC TECHNOLOGY CORPORATION+                     30,759
            2,744  ROBERT HALF INTERNATIONAL INCORPORATED                 97,659
            8,465  SIEBEL SYSTEMS INCORPORATED                            87,443
           55,267  SUN MICROSYSTEMS INCORPORATED+                        216,647
           19,413  SYMANTEC CORPORATION+                                 439,899
            5,519  UNISYS CORPORATION+<<                                  36,646
           20,323  YAHOO! INCORPORATED+                                  687,730

                                                                      10,721,039
                                                                     -----------

CHEMICALS & ALLIED PRODUCTS - 5.76%
           25,192  ABBOTT LABORATORIES                                 1,068,141
            3,593  AIR PRODUCTS & CHEMICALS INCORPORATED                 198,118
            1,222  ALBERTO-CULVER COMPANY                                 54,684
           19,996  AMGEN INCORPORATED+                                 1,593,081
            1,790  AVERY DENNISON CORPORATION                             93,778
            7,629  AVON PRODUCTS INCORPORATED                            205,983
            5,483  BIOGEN IDEC INCORPORATED+                             216,469
           31,699  BRISTOL-MYERS SQUIBB COMPANY                          762,678
            1,766  CHIRON CORPORATION+<<                                  77,033
            2,458  CLOROX COMPANY                                        136,517
            8,418  COLGATE PALMOLIVE COMPANY                             444,386
           15,633  DOW CHEMICAL COMPANY                                  651,427
           16,122  E.I. DU PONT DE NEMOURS & COMPANY                     631,499
            1,320  EASTMAN CHEMICAL COMPANY                               62,000
            2,984  ECOLAB INCORPORATED                                    95,279
           18,376  ELI LILLY & COMPANY                                   983,484
            5,508  FOREST LABORATORIES INCORPORATED+                     214,647
            4,159  GENZYME CORPORATION+                                  297,951
            7,389  GILEAD SCIENCES INCORPORATED+                         360,288
           14,573  GILLETTE COMPANY                                      848,149
            2,591  HOSPIRA INCORPORATED+                                 106,153
            1,323  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED        47,152
            3,917  KING PHARMACEUTICALS INCORPORATED+                     60,243
            3,992  MEDIMMUNE INCORPORATED+                               134,331
           35,584  MERCK & COMPANY INCORPORATED                          968,241
            4,353  MONSANTO COMPANY                                      273,151
            3,542  MYLAN LABORATORIES INCORPORATED                        68,219
          119,456  PFIZER INCORPORATED                                 2,982,816
            2,753  PPG INDUSTRIES INCORPORATED                           162,950
            5,240  PRAXAIR INCORPORATED                                  251,153
           39,890  PROCTER & GAMBLE COMPANY<<                          2,371,859
            2,356  ROHM & HAAS COMPANY                                    96,902
           23,928  SCHERING-PLOUGH CORPORATION                           503,684
            1,093  SIGMA-ALDRICH CORPORATION<<                            70,018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
           21,736  WYETH                                              $ 1,005,725

                                                                       18,098,189
                                                                      -----------

COMMUNICATIONS - 2.23%
            6,187  ALLTEL CORPORATION                                     402,835
           12,998  AT&T CORPORATION                                       257,360
            6,873  AVAYA INCORPORATED+                                     70,792
           29,697  BELLSOUTH CORPORATION                                  781,031
            2,106  CENTURYTEL INCORPORATED                                 73,668
            8,794  CLEAR CHANNEL COMMUNICATIONS INCORPORATED              289,235
           35,590  COMCAST CORPORATION CLASS A+                         1,045,634
           24,716  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+       101,336
           53,547  SBC COMMUNICATIONS INCORPORATED                      1,283,522
           47,536  SPRINT NEXTEL CORPORATION                            1,130,406
            3,730  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<        98,957
           44,816  VERIZON COMMUNICATIONS INCORPORATED                  1,465,035

                                                                        6,999,811
                                                                      -----------

DEPOSITORY INSTITUTIONS - 5.56%
            5,679  AMSOUTH BANCORPORATION                                 143,452
           65,120  BANK OF AMERICA CORPORATION                          2,741,552
           12,616  BANK OF NEW YORK COMPANY INCORPORATED                  371,037
            8,873  BB&T CORPORATION                                       346,491
           83,793  CITIGROUP INCORPORATED                               3,814,257
            2,711  COMERICA INCORPORATED                                  159,678
            2,015  COMPASS BANCSHARES INCORPORATED                         92,347
            9,013  FIFTH THIRD BANCORP                                    331,048
            2,027  FIRST HORIZON NATIONAL CORPORATION                      73,681
            4,141  GOLDEN WEST FINANCIAL CORPORATION                      245,934
            3,740  HUNTINGTON BANCSHARES INCORPORATED                      84,038
           56,933  JP MORGAN CHASE & COMPANY                            1,931,737
            6,633  KEYCORP                                                213,914
            1,309  M&T BANK CORPORATION                                   138,374
            3,358  MARSHALL & ILSLEY CORPORATION                          146,107
            6,777  MELLON FINANCIAL CORPORATION                           216,661
            9,216  NATIONAL CITY CORPORATION                              308,183
            7,754  NORTH FORK BANCORPORATION INCORPORATED                 197,714
            3,008  NORTHERN TRUST CORPORATION                             152,054
            4,712  PNC FINANCIAL SERVICES GROUP                           273,390
            7,463  REGIONS FINANCIAL CORPORATION                          232,249
            5,861  SOVEREIGN BANCORP INCORPORATED                         129,176
            5,362  STATE STREET CORPORATION                               262,309
            5,875  SUNTRUST BANKS INCORPORATED                            408,019
            5,052  SYNOVUS FINANCIAL CORPORATION                          140,041
           29,621  US BANCORP                                             831,758
           25,564  WACHOVIA CORPORATION                                 1,216,591
           14,254  WASHINGTON MUTUAL INCORPORATED                         559,042
           27,358  WELLS FARGO & COMPANY++                              1,602,358
            1,459  ZIONS BANCORPORATION                                   103,895

                                                                       17,467,087
                                                                      -----------

EATING & DRINKING PLACES - 0.34%
            2,177  DARDEN RESTAURANTS INCORPORATED                         66,115
           20,259  MCDONALD'S CORPORATION                                 678,474
            1,872  WENDY'S INTERNATIONAL INCORPORATED<<                    84,521
            4,625  YUM! BRANDS INCORPORATED                               223,896

                                                                        1,053,006
                                                                      -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                            VALUE
EDUCATIONAL SERVICES - 0.05%
            2,370  APOLLO GROUP INCORPORATED CLASS A+                                     $  157,344
                                                                                          ----------

ELECTRIC, GAS & SANITARY SERVICES - 2.37%
           10,586  AES CORPORATION+                                                          173,928
            2,637  ALLEGHENY ENERGY INCORPORATED+                                             81,009
            3,536  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                    29,879
            3,302  AMEREN CORPORATION                                                        176,624
            6,372  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                              252,968
            9,205  CALPINE CORPORATION+<<                                                     23,841
            5,016  CENTERPOINT ENERGY INCORPORATED<<                                          74,588
            3,223  CINERGY CORPORATION                                                       143,133
            5,561  CITIZENS COMMUNICATIONS COMPANY                                            75,352
            3,553  CMS ENERGY CORPORATION+<<                                                  58,447
            3,960  CONSOLIDATED EDISON INCORPORATED<<                                        192,258
            2,884  CONSTELLATION ENERGY GROUP INCORPORATED                                   177,654
            5,523  DOMINION RESOURCES INCORPORATED                                           475,751
            2,882  DTE ENERGY COMPANY                                                        132,169
           15,014  DUKE ENERGY CORPORATION<<                                                 437,958
            4,642  DYNEGY INCORPORATED CLASS A+<<                                             21,864
            5,280  EDISON INTERNATIONAL                                                      249,638
           10,685  EL PASO CORPORATION                                                       148,522
            3,364  ENTERGY CORPORATION                                                       250,013
           10,867  EXELON CORPORATION                                                        580,733
            5,345  FIRSTENERGY CORPORATION                                                   278,581
            6,385  FPL GROUP INCORPORATED                                                    303,926
            2,824  KEYSPAN CORPORATION                                                       103,867
            1,548  KINDER MORGAN INCORPORATED                                                148,856
              715  NICOR INCORPORATED                                                         30,051
            4,416  NISOURCE INCORPORATED                                                     107,088
              618  PEOPLES ENERGY CORPORATION                                                 24,337
            6,046  PG&E CORPORATION                                                          237,306
            1,600  PINNACLE WEST CAPITAL CORPORATION                                          70,528
            6,150  PPL CORPORATION                                                           198,830
            4,071  PROGRESS ENERGY INCORPORATED<<                                            182,177
            3,873  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                              249,266
            4,151  SEMPRA ENERGY                                                             195,346
           12,103  SOUTHERN COMPANY                                                          432,803
            3,368  TECO ENERGY INCORPORATED<<                                                 60,691
            3,890  TXU CORPORATION                                                           439,103
            9,110  WASTE MANAGEMENT INCORPORATED                                             260,637
            9,273  WILLIAMS COMPANIES INCORPORATED                                           232,289
            6,527  XCEL ENERGY INCORPORATED                                                  127,994

                                                                                           7,440,005
                                                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.48%
            1,888  ADC TELECOMMUNICATIONS INCORPORATED+<<                                     43,160
            6,456  ADVANCED MICRO DEVICES INCORPORATED+<<                                    162,691
            6,038  ALTERA CORPORATION+<<                                                     115,386
            2,771  AMERICAN POWER CONVERSION CORPORATION                                      71,769
            6,035  ANALOG DEVICES INCORPORATED                                               224,140
            2,632  ANDREW CORPORATION+                                                        29,347
            4,950  APPLIED MICRO CIRCUITS CORPORATION+                                        14,850
            4,581  BROADCOM CORPORATION CLASS A+                                             214,895
            9,367  CIENA CORPORATION+                                                         24,729
          103,575  CISCO SYSTEMS INCORPORATED+                                             1,857,100
            3,262  COMVERSE TECHNOLOGY INCORPORATED+                                          85,693
            1,501  COOPER INDUSTRIES LIMITED CLASS A                                         103,779
            6,695  EMERSON ELECTRIC COMPANY                                                  480,701
            6,565  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                             154,803
          171,810  GENERAL ELECTRIC COMPANY                                                5,784,843
           98,751  INTEL CORPORATION                                                       2,434,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                 VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
            2,787  JABIL CIRCUIT INCORPORATED+                                                $    86,174
           26,711  JDS UNIPHASE CORPORATION+                                                       59,298
            3,202  KLA-TENCOR CORPORATION                                                         156,130
            1,923  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                       152,052
            4,972  LINEAR TECHNOLOGY CORPORATION                                                  186,897
            6,332  LSI LOGIC CORPORATION+<<                                                        62,370
           72,039  LUCENT TECHNOLOGIES INCORPORATED+<<                                            234,127
            5,314  MAXIM INTEGRATED PRODUCTS INCORPORATED                                         226,642
            1,294  MAYTAG CORPORATION<<                                                            23,628
            9,985  MICRON TECHNOLOGY INCORPORATED<<                                               132,800
            2,348  MOLEX INCORPORATED                                                              62,645
           40,016  MOTOROLA INCORPORATED                                                          883,953
            5,563  NATIONAL SEMICONDUCTOR CORPORATION                                             146,307
            5,963  NETWORK APPLIANCE INCORPORATED+                                                141,562
            2,246  NOVELLUS SYSTEMS INCORPORATED+                                                  56,330
            2,734  NVIDIA CORPORATION+<<                                                           93,722
            2,953  PMC-SIERRA INCORPORATED+                                                        26,016
            1,469  QLOGIC CORPORATION+                                                             50,240
           26,424  QUALCOMM INCORPORATED                                                        1,182,474
            2,863  ROCKWELL COLLINS INCORPORATED                                                  138,340
            8,518  SANMINA-SCI CORPORATION+                                                        36,542
            2,483  SCIENTIFIC-ATLANTA INCORPORATED                                                 93,137
            7,252  TELLABS INCORPORATED+                                                           76,291
           26,305  TEXAS INSTRUMENTS INCORPORATED                                                 891,739
            1,082  WHIRLPOOL CORPORATION                                                           81,983
            5,664  XILINX INCORPORATED                                                            157,742

                                                                                               17,241,239
                                                                                              -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.20%
            1,405  FLUOR CORPORATION                                                               90,454
            4,096  MOODY'S CORPORATION                                                            209,224
            5,397  PAYCHEX INCORPORATED                                                           200,121
            2,697  QUEST DIAGNOSTICS INCORPORATED                                                 136,306

                                                                                                  636,105
                                                                                              -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
            1,768  BALL CORPORATION                                                                64,956
            2,365  FORTUNE BRANDS INCORPORATED                                                    192,346
            3,383  ILLINOIS TOOL WORKS INCORPORATED                                               278,522
              937  SNAP-ON INCORPORATED                                                            33,845

                                                                                                  569,669
                                                                                              -----------

FINANCIAL SERVICES - 0.02%
            3,612  JANUS CAPITAL GROUP INCORPORATED                                                52,193
                                                                                              -----------

FOOD & KINDRED PRODUCTS - 1.86%
           12,589  ANHEUSER-BUSCH COMPANIES INCORPORATED                                          541,831
           10,543  ARCHER-DANIELS-MIDLAND COMPANY                                                 259,990
            2,997  CAMPBELL SOUP COMPANY                                                           89,161
           33,652  THE COCA-COLA COMPANY                                                        1,453,430
            4,885  COCA-COLA ENTERPRISES INCORPORATED                                              95,257
            8,393  CONAGRA FOODS INCORPORATED                                                     207,727
            3,176  CONSTELLATION BRANDS INCORPORATED CLASS A+                                      82,576
            5,932  GENERAL MILLS INCORPORATED                                                     285,922
            1,827  HERCULES INCORPORATED+                                                          22,326
            2,975  HERSHEY FOODS CORPORATION                                                      167,522
            5,524  HJ HEINZ COMPANY                                                               201,847
            4,151  KELLOGG COMPANY                                                                191,486
            2,169  MCCORMICK & COMPANY INCORPORATED                                                70,774

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
              927  MOLSON COORS BREWING COMPANY CLASS B                 $   59,337
            2,250  PEPSI BOTTLING GROUP INCORPORATED                        64,238
           27,063  PEPSICO INCORPORATED                                  1,534,743
           12,715  SARA LEE CORPORATION<<                                  240,949
            4,073  TYSON FOODS INCORPORATED CLASS A                         73,518
            2,913  WM. WRIGLEY JR. COMPANY                                 209,386

                                                                         5,852,020
                                                                        ----------

FOOD STORES - 0.28%
            5,970  ALBERTSON'S INCORPORATED                                153,131
           11,733  KROGER COMPANY+                                         241,582
            7,272  SAFEWAY INCORPORATED<<                                  186,163
            6,227  STARBUCKS CORPORATION+                                  311,973

                                                                           892,849
                                                                        ----------

FORESTRY - 0.09%
            3,970  WEYERHAEUSER COMPANY                                    272,937
                                                                        ----------

FURNITURE & FIXTURES - 0.12%
            3,056  LEGGETT & PLATT INCORPORATED                             61,731
            6,975  MASCO CORPORATION                                       213,993
            4,461  NEWELL RUBBERMAID INCORPORATED                          101,042

                                                                           376,766
                                                                        ----------

GENERAL MERCHANDISE STORES - 1.12%
            1,845  BIG LOTS INCORPORATED+<<                                 20,277
            5,202  DOLLAR GENERAL CORPORATION                               95,405
            2,672  FAMILY DOLLAR STORES INCORPORATED                        53,093
            4,297  FEDERATED DEPARTMENT STORES INCORPORATED                287,341
            4,058  JC PENNEY COMPANY INCORPORATED                          192,430
            1,656  SEARS HOLDINGS CORPORATION+<<                           206,039
           14,338  TARGET CORPORATION                                      744,572
            7,551  TJX COMPANIES INCORPORATED<<                            154,644
           40,479  WAL-MART STORES INCORPORATED                          1,773,790

                                                                         3,527,591
                                                                        ----------

HEALTH SERVICES - 0.35%
            7,293  CAREMARK RX INCORPORATED+                               364,140
            7,325  HCA INCORPORATED                                        351,014
            4,006  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A       94,021
            2,189  LABORATORY CORPORATION OF AMERICA HOLDINGS+             106,626
            1,281  MANOR CARE INCORPORATED                                  49,203
            7,594  TENET HEALTHCARE CORPORATION+                            85,281
            1,689  WATSON PHARMACEUTICALS INCORPORATED+                     61,834

                                                                         1,112,119
                                                                        ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.43%
            1,547  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A        59,993
            3,431  ARCHSTONE-SMITH TRUST                                   136,794
            6,654  EQUITY OFFICE PROPERTIES TRUST                          217,652
            4,653  EQUITY RESIDENTIAL                                      176,116
            2,981  PLUM CREEK TIMBER COMPANY                               113,010
            4,003  PROLOGIS<<                                              177,373
            1,339  PUBLIC STORAGE INCORPORATED                              89,713
            2,967  SIMON PROPERTY GROUP INCORPORATED<<                     219,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
            1,910  VORNADO REALTY TRUST                               $   165,444

                                                                        1,356,009
                                                                      -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
            4,793  BED BATH & BEYOND INCORPORATED+                        192,583
            6,560  BEST BUY COMPANY INCORPORATED                          285,557
            2,666  CIRCUIT CITY STORES INCORPORATED                        45,748
            2,176  RADIO SHACK CORPORATION<<                               53,965

                                                                          577,853
                                                                      -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.16%
            5,310  HILTON HOTELS CORPORATION                              118,519
            2,774  MARRIOTT INTERNATIONAL INCORPORATED CLASS A            174,762
            3,528  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED       201,696

                                                                          494,977
                                                                      -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.23%
           12,399  3M COMPANY                                             909,591
            2,972  AMERICAN STANDARD COMPANIES INCORPORATED               138,347
           13,449  APPLE COMPUTER INCORPORATED+                           721,001
           26,296  APPLIED MATERIALS INCORPORATED                         445,980
            5,521  BAKER HUGHES INCORPORATED                              329,493
            1,304  BLACK & DECKER CORPORATION                             107,045
           10,968  CATERPILLAR INCORPORATED                               644,370
              753  CUMMINS INCORPORATED                                    66,256
            3,909  DEERE & COMPANY                                        239,231
           38,856  DELL INCORPORATED+                                   1,328,875
            3,281  DOVER CORPORATION                                      133,832
            2,388  EATON CORPORATION                                      151,757
           39,069  EMC CORPORATION+                                       505,553
            4,271  GATEWAY INCORPORATED+<<                                 11,532
           46,433  HEWLETT-PACKARD COMPANY                              1,355,844
            5,466  INGERSOLL-RAND COMPANY CLASS A                         208,965
           25,863  INTERNATIONAL BUSINESS MACHINES CORPORATION          2,074,730
            1,924  LEXMARK INTERNATIONAL INCORPORATED+<<                  117,460
            2,810  NATIONAL-OILWELL INCORPORATED+                         184,898
            2,016  PALL CORPORATION                                        55,440
            1,939  PARKER HANNIFIN CORPORATION                            124,697
            3,709  PITNEY BOWES INCORPORATED                              154,814
           15,757  SOLECTRON CORPORATION+                                  61,610
            1,176  STANLEY WORKS                                           54,896
            3,939  SYMBOL TECHNOLOGIES INCORPORATED                        38,129

                                                                       10,164,346
                                                                      -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
            5,162  AON CORPORATION                                        165,597
            2,632  HUMANA INCORPORATED+                                   126,020
            2,184  JEFFERSON-PILOT CORPORATION                            111,755
            8,675  MARSH & MCLENNAN COMPANIES INCORPORATED                263,633
            4,827  UNUMPROVIDENT CORPORATION<<                             98,954

                                                                          765,959
                                                                      -----------

INSURANCE CARRIERS - 3.30%
            4,673  ACE LIMITED                                            219,958
            4,699  AETNA INCORPORATED                                     404,772
            8,131  AFLAC INCORPORATED<<                                   368,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                   VALUE
INSURANCE CARRIERS (continued)
           10,644  ALLSTATE CORPORATION                                                         $   588,507
            1,733  AMBAC FINANCIAL GROUP INCORPORATED                                               124,880
           42,059  AMERICAN INTERNATIONAL GROUP INCORPORATED                                      2,605,976
            3,214  CHUBB CORPORATION                                                                287,814
            2,083  CIGNA CORPORATION                                                                245,502
            2,832  CINCINNATI FINANCIAL CORPORATION                                                 118,632
            4,853  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                 374,506
            2,795  LINCOLN NATIONAL CORPORATION                                                     145,396
            2,197  LOEWS CORPORATION                                                                203,025
            2,172  MBIA INCORPORATED<<                                                              131,667
           12,260  METLIFE INCORPORATED                                                             610,916
            1,507  MGIC INVESTMENT CORPORATION                                                       96,749
            4,533  PRINCIPAL FINANCIAL GROUP INCORPORATED                                           214,728
            3,196  PROGRESSIVE CORPORATION                                                          334,845
            8,314  PRUDENTIAL FINANCIAL INCORPORATED                                                561,694
            2,027  SAFECO CORPORATION                                                               108,201
           10,947  ST. PAUL COMPANIES INCORPORATED                                                  491,192
            1,690  TORCHMARK CORPORATION                                                             89,283
           20,472  UNITEDHEALTH GROUP INCORPORATED<<                                              1,150,526
            9,945  WELLPOINT INCORPORATED+                                                          754,030
            2,275  XL CAPITAL LIMITED CLASS A                                                       154,768

                                                                                                 10,385,901
                                                                                                -----------

LEATHER & LEATHER PRODUCTS - 0.06%
            6,160  COACH INCORPORATED+                                                              193,178
                                                                                                -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
            4,217  GEORGIA-PACIFIC CORPORATION                                                      143,631
            1,796  LOUISIANA-PACIFIC CORPORATION                                                     49,731

                                                                                                    193,362
                                                                                                -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.70%
            8,009  AGILENT TECHNOLOGIES INCORPORATED+                                               262,295
            2,119  ALLERGAN INCORPORATED                                                            194,143
            3,165  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                      73,555
              871  BAUSCH & LOMB INCORPORATED                                                        70,272
           10,089  BAXTER INTERNATIONAL INCORPORATED                                                402,248
            4,050  BECTON DICKINSON & COMPANY                                                       212,342
            4,044  BIOMET INCORPORATED                                                              140,367
            9,571  BOSTON SCIENTIFIC CORPORATION+                                                   223,674
            1,706  C.R. BARD INCORPORATED                                                           112,647
            3,851  DANAHER CORPORATION                                                              207,299
            4,654  EASTMAN KODAK COMPANY<<                                                          113,232
            1,975  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                  122,549
            5,348  GUIDANT CORPORATION                                                              368,424
           19,628  MEDTRONIC INCORPORATED                                                         1,052,453
              835  MILLIPORE CORPORATION+<<                                                          52,513
            2,111  PERKINELMER INCORPORATED                                                          43,001
            7,315  RAYTHEON COMPANY                                                                 278,116
            2,943  ROCKWELL AUTOMATION INCORPORATED                                                 155,685
            5,909  ST. JUDE MEDICAL INCORPORATED+                                                   276,541
            4,708  STRYKER CORPORATION                                                              232,716
            1,369  TEKTRONIX INCORPORATED                                                            34,540
            3,188  TERADYNE INCORPORATED+                                                            52,602
            2,619  THERMO ELECTRON CORPORATION+                                                      80,927
            1,863  WATERS CORPORATION+                                                               77,501
           15,550  XEROX CORPORATION+                                                               212,258
            4,008  ZIMMER HOLDINGS INCORPORATED+                                                    276,111

                                                                                                  5,328,011
                                                                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                           VALUE
MEDICAL MANAGEMENT SERVICES - 0.05%
            1,740  COVENTRY HEALTH CARE INCORPORATED+                    $  149,675
                                                                         ----------

METAL MINING - 0.22%
            2,874  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B      139,648
            7,231  NEWMONT MINING CORPORATION                               341,086
            1,571  PHELPS DODGE CORPORATION                                 204,120

                                                                            684,854
                                                                         ----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
            1,657  VULCAN MATERIALS COMPANY<<                               122,966
                                                                         ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.34%
            2,901  HASBRO INCORPORATED                                       57,005
           48,211  JOHNSON & JOHNSON                                      3,050,792
            6,542  MATTEL INCORPORATED                                      109,120
            2,308  TIFFANY & COMPANY                                         91,789
           32,801  TYCO INTERNATIONAL LIMITED                               913,508

                                                                          4,222,214
                                                                         ----------

MISCELLANEOUS RETAIL - 0.64%
            7,766  COSTCO WHOLESALE CORPORATION                             334,637
           13,175  CVS CORPORATION                                          382,207
            1,043  DILLARDS INCORPORATED CLASS A                             21,778
            2,408  EXPRESS SCRIPTS INCORPORATED+<<                          149,778
            5,127  OFFICE DEPOT INCORPORATED+<<                             152,272
           11,910  STAPLES INCORPORATED                                     253,921
           16,570  WALGREEN COMPANY                                         719,966

                                                                          2,014,559
                                                                         ----------

MOTION PICTURES - 0.89%
           39,702  NEWS CORPORATION CLASS A                                 618,954
           76,079  TIME WARNER INCORPORATED                               1,377,791
           32,579  WALT DISNEY COMPANY                                      786,131

                                                                          2,782,876
                                                                         ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.40%
           17,945  UNITED PARCEL SERVICE INCORPORATED CLASS B             1,240,538
                                                                         ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.36%
           20,111  AMERICAN EXPRESS COMPANY                               1,155,176
            4,678  CAPITAL ONE FINANCIAL CORPORATION<<                      371,995
            3,269  CIT GROUP INCORPORATED                                   147,693
            9,636  COUNTRYWIDE FINANCIAL CORPORATION                        317,795
           15,687  FANNIE MAE                                               703,091
           11,199  FREDDIE MAC                                              632,296
           20,386  MBNA CORPORATION                                         502,311
            4,777  PROVIDIAN FINANCIAL CORPORATION+<<                        84,457
            6,767  SLM CORPORATION                                          362,982

                                                                          4,277,796
                                                                         ----------

OIL & GAS EXTRACTION - 1.75%
            3,830  ANADARKO PETROLEUM CORPORATION                           366,722
            5,329  APACHE CORPORATION                                       400,847
            5,224  BJ SERVICES COMPANY                                      188,012
            6,175  BURLINGTON RESOURCES INCORPORATED                        502,151
            7,345  DEVON ENERGY CORPORATION                                 504,161

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                           VALUE

OIL & GAS EXTRACTION (continued)
            3,891  EOG RESOURCES INCORPORATED                        $   291,436
            8,238  HALLIBURTON COMPANY                                   564,468
            1,869  KERR-MCGEE CORPORATION                                181,498
            2,552  NABORS INDUSTRIES LIMITED+                            183,310
            2,215  NOBLE CORPORATION                                     151,639
            6,479  OCCIDENTAL PETROLEUM CORPORATION                      553,501
            1,765  ROWAN COMPANIES INCORPORATED+                          62,640
            9,534  SCHLUMBERGER LIMITED                                  804,479
            5,328  TRANSOCEAN INCORPORATED+                              326,660
            2,243  WEATHERFORD INTERNATIONAL LIMITED+                    154,004
            5,855  XTO ENERGY INCORPORATED                               265,349

                                                                       5,500,877
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.31%
            1,732  BEMIS COMPANY INCORPORATED<<                           42,781
            7,949  INTERNATIONAL PAPER COMPANY                           236,880
            7,719  KIMBERLY-CLARK CORPORATION                            459,512
            2,982  MEADWESTVACO CORPORATION                               82,363
            1,146  OFFICEMAX INCORPORATED                                 36,294
            2,427  PACTIV CORPORATION+                                    42,521
            1,831  TEMPLE-INLAND INCORPORATED                             74,796

                                                                         975,147
                                                                     -----------

PERSONAL SERVICES - 0.07%
            2,237  CINTAS CORPORATION                                     91,829
            5,261  H & R BLOCK INCORPORATED                              126,159

                                                                         217,988
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.80%
            1,294  AMERADA HESS CORPORATION<<                            177,925
            1,202  ASHLAND INCORPORATED                                   66,398
           36,497  CHEVRONTEXACO CORPORATION                           2,362,451
           22,559  CONOCOPHILLIPS                                      1,577,100
          102,189  EXXON MOBIL CORPORATION                             6,493,089
            5,932  MARATHON OIL CORPORATION                              408,900
            2,660  MURPHY OIL CORPORATION                                132,654
            2,213  SUNOCO INCORPORATED<<                                 173,057
            4,952  VALERO ENERGY CORPORATION                             559,873

                                                                      11,951,447
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.21%
           14,139  ALCOA INCORPORATED                                    345,274
            1,363  ALLEGHENY TECHNOLOGIES INCORPORATED                    42,226
            1,946  ENGELHARD CORPORATION                                  54,313
            2,532  NUCOR CORPORATION                                     149,362
            1,851  UNITED STATES STEEL CORPORATION<<                      78,390

                                                                         669,565
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.60%
              953  DOW JONES & COMPANY INCORPORATED<<                     36,395
            3,954  GANNETT COMPANY INCORPORATED<<                        272,154
            1,124  KNIGHT-RIDDER INCORPORATED<<                           65,956
            6,058  MCGRAW-HILL COMPANIES INCORPORATED                    291,026
              679  MEREDITH CORPORATION                                   33,875
            2,354  NEW YORK TIMES COMPANY CLASS A                         70,032
            3,479  RR DONNELLEY & SONS COMPANY                           128,967


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                         VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
            4,297  TRIBUNE COMPANY                                    $  145,625
           25,693  VIACOM INCORPORATED CLASS B                           848,126

                                                                       1,892,156
                                                                      ----------

RAILROAD TRANSPORTATION - 0.35%
            6,052  BURLINGTON NORTHERN SANTA FE CORPORATION              361,910
            3,516  CSX CORPORATION                                       163,424
            6,556  NORFOLK SOUTHERN CORPORATION                          265,911
            4,275  UNION PACIFIC CORPORATION                             306,517

                                                                       1,097,762
                                                                      ----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
              992  COOPER TIRE & RUBBER COMPANY                           15,148
            2,853  GOODYEAR TIRE & RUBBER COMPANY+<<                      44,478
              851  REEBOK INTERNATIONAL LIMITED                           48,141
            1,343  SEALED AIR CORPORATION+<<                              63,739

                                                                         171,506
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.35%
            1,822  BEAR STEARNS COMPANIES INCORPORATED                   199,964
           16,843  CHARLES SCHWAB CORPORATION                            243,044
            6,006  E*TRADE FINANCIAL CORPORATION+                        105,706
            1,372  FEDERATED INVESTORS INCORPORATED CLASS B               45,592
            2,406  FRANKLIN RESOURCES INCORPORATED                       202,008
            7,536  GOLDMAN SACHS GROUP INCORPORATED                      916,227
            4,410  LEHMAN BROTHERS HOLDINGS INCORPORATED                 513,677
           15,013  MERRILL LYNCH & COMPANY INCORPORATED                  921,047
           17,603  MORGAN STANLEY                                        949,506
            2,103  T ROWE PRICE GROUP INCORPORATED                       137,326

                                                                       4,234,097
                                                                      ----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
           23,858  CORNING INCORPORATED+                                 461,175
                                                                      ----------

TOBACCO PRODUCTS - 0.86%
           33,636  ALTRIA GROUP INCORPORATED                           2,479,309
            1,385  REYNOLDS AMERICAN INCORPORATED<<                      114,983
            2,663  UST INCORPORATED                                      111,473

                                                                       2,705,765
                                                                      ----------

TRANSPORTATION BY AIR - 0.19%
            4,908  FEDEX CORPORATION                                     427,634
           11,228  SOUTHWEST AIRLINES COMPANY                            166,736

                                                                         594,370
                                                                      ----------

TRANSPORTATION EQUIPMENT - 1.65%
           13,299  BOEING COMPANY                                        903,667
            1,576  BRUNSWICK CORPORATION                                  59,462
            2,437  DANA CORPORATION                                       22,932
            9,099  DELPHI CORPORATION<<                                   25,113
           30,032  FORD MOTOR COMPANY                                    296,116
            3,257  GENERAL DYNAMICS CORPORATION                          389,374
            9,165  GENERAL MOTORS CORPORATION<<                          280,541
            2,821  GENUINE PARTS COMPANY                                 121,021
            1,970  GOODRICH CORPORATION                                   87,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                   VALUE
TRANSPORTATION EQUIPMENT (continued)
            4,447  HARLEY-DAVIDSON INCORPORATED                                                 $    215,413
           13,859  HONEYWELL INTERNATIONAL INCORPORATED                                              519,712
            1,502  ITT INDUSTRIES INCORPORATED                                                       170,627
            3,120  JOHNSON CONTROLS INCORPORATED                                                     193,596
            5,897  LOCKHEED MARTIN CORPORATION                                                       359,953
              999  NAVISTAR INTERNATIONAL CORPORATION+                                                32,398
            5,787  NORTHROP GRUMMAN CORPORATION                                                      314,523
            2,778  PACCAR INCORPORATED                                                               188,598
            2,168  TEXTRON INCORPORATED                                                              155,489
           16,608  UNITED TECHNOLOGIES CORPORATION                                                   860,959

                                                                                                   5,196,844
                                                                                                ------------

TRANSPORTATION SERVICES - 0.01%
            2,125  SABRE HOLDINGS CORPORATION                                                         43,095
                                                                                                ------------

WATER TRANSPORTATION - 0.11%
            6,995  CARNIVAL CORPORATION                                                              349,610
                                                                                                ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.57%
            1,682  AMERISOURCEBERGEN CORPORATION                                                     130,019
            1,344  BROWN-FORMAN CORPORATION CLASS B                                                   80,022
            6,917  CARDINAL HEALTH INCORPORATED                                                      438,814
            4,997  MCKESSON CORPORATION                                                              237,108
            4,933  MEDCO HEALTH SOLUTIONS INCORPORATED+                                              270,476
            3,095  NIKE INCORPORATED CLASS B                                                         252,800
            2,202  SUPERVALU INCORPORATED                                                             68,526
           10,259  SYSCO CORPORATION                                                                 321,825

                                                                                                   1,799,590
                                                                                                ------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
            2,085  VISTEON CORPORATION                                                                20,391
            1,227  W.W. GRAINGER INCORPORATED                                                         77,203

                                                                                                      97,594
                                                                                                ------------

TOTAL COMMON STOCKS (COST $180,568,435)                                                          179,608,210
                                                                                                ------------


PRINCIPAL          SECURITY NAME                               INTEREST RATE  MATURITY DATE          VALUE
US TREASURY BONDS - 36.04%
$       6,341,000  US TREASURY BOND+<<                              6.88       08/15/2025          8,174,443
        7,885,000  US TREASURY BOND+<<                              6.00       02/15/2026          9,299,372
        4,860,000  US TREASURY BOND+<<                              6.75       08/15/2026          6,228,965
        6,170,000  US TREASURY BOND+<<                              6.50       11/15/2026          7,715,394
        5,428,000  US TREASURY BOND+<<                              6.63       02/15/2027          6,890,591
        5,104,000  US TREASURY BOND+<<                              6.38       08/15/2027          6,324,974
       12,612,000  US TREASURY BOND+<<                              6.13       11/15/2027         15,217,664
        6,757,000  US TREASURY BOND+<<                              5.50       08/15/2028          7,592,124
        6,306,000  US TREASURY BOND+<<                              5.25       11/15/2028          6,869,107
        6,538,000  US TREASURY BOND+<<                              5.25       02/15/2029          7,127,185
        6,422,000  US TREASURY BOND+<<                              6.13       08/15/2029          7,818,534
       10,232,000  US TREASURY BOND+<<                              6.25       05/15/2030         12,704,870

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                          INTEREST RATE  MATURITY DATE      VALUE
US TREASURY BONDS (continued)
$      10,135,000  US TREASURY BOND+<<                                         5.38%       02/15/2031   $  11,354,362

TOTAL US TREASURY BONDS (COST $102,787,249)                                                               113,317,585
                                                                                                        -------------

SHARES

COLLATERAL FOR SECURITIES LENDING - 39.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.97%
        2,592,217  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                   2,592,218
        3,579,561  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                          3,579,561

                                                                                                            6,171,779
                                                                                                        -------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 37.80%
       32,899,968  BANC OF AMERICA REPURCHASE AGREEMENT
                   (MATURITY VALUE $32,903,614)                                3.99%       10/03/2005      32,899,967
       14,999,985  BEAR, STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $15,001,648)                                3.99        10/03/2005      14,999,985
        5,999,994  CANCARA ASSET SECURITIZATION LIMITED                        3.70        10/13/2005       5,993,694
        5,999,994  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                  3.69        10/07/2005       5,999,994
        5,999,994  CREDIT SUISSE BANK                                          3.98        05/04/2006       5,964,654
        2,999,997  ING USA ANNUITY & LIFE INSURANCE                            4.10        06/06/2006       2,999,997
        5,999,994  KLIO II FUNDING CORPORATION                                 3.79        10/25/2005       5,986,194
        5,999,994  LEGACY CAPITAL CORPORATION, LLC                             3.62        10/03/2005       5,999,994
        1,999,998  LEHMAN BROTHERS HOLDINGS INCORPORATED                       3.99        03/16/2006       1,999,998
        5,999,994  LEXINGTON PARKER CAPITAL CORPORATION                        3.64        10/14/2005       5,993,094
        5,999,994  LIBERTY LIGHT US CAPITAL                                    3.87        05/26/2006       6,000,474
        1,999,998  LIQUID FUNDING LIMITED                                      3.66        03/03/2006       1,999,998
        4,999,995  LIQUID FUNDING LIMITED                                      3.67        12/19/2005       4,999,995
        5,999,994  MORGAN STANLEY                                              4.02        01/13/2006       5,999,994
        5,999,994  UBS FINANCE (DELAWARE) LLC                                  3.80        10/05/2005       5,998,734
        4,999,995  WHITE PINE FINANCE LLC SERIES MTN                           3.87        06/12/2006       5,000,445

                                                                                                          118,837,211
                                                                                                        -------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $125,008,990)                                             125,008,990
                                                                                                        -------------
SHARES

SHORT-TERM INVESTMENTS - 4.47%

MUTUAL FUND - 4.47%
       14,042,724  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                             14,042,724
                                                                                                        -------------

US TREASURY BILLS - 1.80%
PRINCIPAL
        5,670,000  US TREASURY BILL+^                                          3.07%       11/10/2005       5,650,291
            5,000  US TREASURY BILL+^                                          3.66        02/09/2006           4,935
                                                                                                        -------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,699,284)                                                            19,697,950
                                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $428,063,958)*                         139.21%              $ 437,632,735
                                            -------               -------------

OTHER ASSETS AND LIABILITIES, NET            (39.21)               (123,266,913)
                                            -------               -------------

TOTAL NET ASSETS                             100.00%              $ 314,365,822
                                            -------               -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,271,625.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $876,203. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.32% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                             VALUE
COMMON STOCKS - 94.66%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.67%
          11,600  JONES APPAREL GROUP INCORPORATED                                        $  330,600
           7,500  VF CORPORATION                                                             434,775

                                                                                             765,375
                                                                                          ----------

BUSINESS SERVICES - 8.65%
          16,900  MANPOWER INCORPORATED                                                      750,191
          21,900  MICROSOFT CORPORATION                                                      563,487
           9,300  OMNICOM GROUP INCORPORATED                                                 777,759
          55,900  PARAMETRIC TECHNOLOGY CORPORATION+                                         389,623

                                                                                           2,481,060
                                                                                          ----------

CHEMICALS & ALLIED PRODUCTS - 6.59%
          21,000  AVON PRODUCTS INCORPORATED                                                 567,000
          11,300  BRISTOL-MYERS SQUIBB COMPANY                                               271,878
          12,300  COLGATE-PALMOLIVE COMPANY                                                  649,317
          14,700  MERCK & COMPANY INCORPORATED                                               399,987

                                                                                           1,888,182
                                                                                          ----------

COMMUNICATIONS - 4.98%
          20,900  COMCAST CORPORATION CLASS A+                                               601,502
          31,800  VODAFONE GROUP PLC ADR                                                     825,846

                                                                                           1,427,348
                                                                                          ----------

DEPOSITORY INSTITUTIONS - 5.98%
          15,300  BANK OF AMERICA CORPORATION                                                644,130
          13,195  JP MORGAN CHASE & COMPANY                                                  447,706
          12,700  STATE STREET CORPORATION                                                   621,284

                                                                                           1,713,120
                                                                                          ----------

EATING & DRINKING PLACES - 5.09%
          22,000  ARAMARK CORPORATION CLASS B                                                587,620
          26,000  MCDONALD'S CORPORATION                                                     870,740

                                                                                           1,458,360
                                                                                          ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.46%
          24,500  FLEXTRONICS INTERNATIONAL LIMITED+                                         314,825
          32,000  MOLEX INCORPORATED CLASS A                                                 822,720
          25,260  NOKIA OYJ ADR                                                              427,147

                                                                                           1,564,692
                                                                                          ----------

FOOD & KINDRED PRODUCTS - 1.65%
          11,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                      473,440
                                                                                          ----------

FURNITURE & FIXTURES - 1.54%
          21,900  LEGGETT & PLATT INCORPORATED                                               442,380
                                                                                          ----------

GENERAL MERCHANDISE STORES - 1.26%
          32,800  BIG LOTS INCORPORATED+                                                     360,472
                                                                                          ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
HEALTH SERVICES - 1.76%
          10,500  HCA INCORPORATED                                                              $  503,160
                                                                                                ----------

HOLDING & OTHER INVESTMENT OFFICES - 2.38%
             250  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                         682,750
                                                                                                ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.96%
          19,600  APPLIED MATERIALS INCORPORATED                                                   332,416
          19,900  DOVER CORPORATION                                                                811,721
           8,200  EATON CORPORATION                                                                521,110
          14,800  PITNEY BOWES INCORPORATED                                                        617,752

                                                                                                 2,282,999
                                                                                                ----------

INSURANCE CARRIERS - 6.41%
          11,400  ALLSTATE CORPORATION                                                             630,306
          12,000  MBIA INCORPORATED                                                                727,440
          10,100  PRINCIPAL FINANCIAL GROUP INCORPORATED                                           478,437

                                                                                                 1,836,183
                                                                                                ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.72%
          14,000  BAXTER INTERNATIONAL INCORPORATED                                                558,180
           4,700  BECTON DICKINSON & COMPANY                                                       246,421
          23,500  BOSTON SCIENTIFIC CORPORATION+                                                   549,195

                                                                                                 1,353,796
                                                                                                ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.91%
          21,000  HASBRO INCORPORATED                                                              412,650
          15,100  TYCO INTERNATIONAL LIMITED                                                       420,535

                                                                                                   833,185
                                                                                                ----------

MISCELLANEOUS RETAIL - 1.59%
          16,800  ZALE CORPORATION+                                                                456,624
                                                                                                ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.70%
          16,200  AMERICAN EXPRESS COMPANY                                                         930,528
          11,600  COUNTRYWIDE FINANCIAL CORPORATION                                                382,568
           5,700  FREDDIE MAC                                                                      321,822

                                                                                                 1,634,918
                                                                                                ----------

PAPER & ALLIED PRODUCTS - 1.95%
           9,400  KIMBERLY-CLARK CORPORATION                                                       559,582
                                                                                                ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.27%
          14,300  EXXON MOBIL CORPORATION                                                          908,622
           9,160  ROYAL DUTCH SHELL PLC ADR CLASS A                                                601,262

                                                                                                 1,509,884
                                                                                                ----------

PRIMARY METAL INDUSTRIES - 3.10%
          19,600  ENGELHARD CORPORATION                                                            547,036
           7,300  HUBBELL INCORPORATED CLASS B                                                     342,589

                                                                                                   889,625
                                                                                                ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.75%
           7,300  GANNETT COMPANY INCORPORATED                                                     502,459
                                                                                                ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                  VALUE
TRANSPORTATION BY AIR - 1.55%
           5,100  FEDEX CORPORATION                                                             $   444,363
                                                                                                -----------

TRANSPORTATION EQUIPMENT - 2.50%
           6,000  GENERAL DYNAMICS CORPORATION                                                      717,300
                                                                                                -----------

WATER TRANSPORTATION - 1.24%
           7,100  CARNIVAL CORPORATION                                                              354,858
                                                                                                -----------

TOTAL COMMON STOCKS (COST $26,645,480)                                                           27,136,115

SHORT-TERM INVESTMENTS - 5.14%

MUTUAL FUND - 5.14%
       1,472,160  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                     1,472,160
                                                                                                -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,472,160)                                                    1,472,160
                                                                                                -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,117,640)*                                                           99.80%            $28,608,275
                                                                            -------             -----------

OTHER ASSETS AND LIABILITIES, NET                                              0.20                  57,021
                                                                            -------             -----------

TOTAL NET ASSETS                                                             100.00%            $28,665,296
                                                                            -------             -----------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,472,160.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                                PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


  DISCOVERY FUND
------------------------------------------------------------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 95.76%

AEROSPACE, DEFENSE - 1.12%
         176,200  BE AEROSPACE INCORPORATED+                                                                   $         2,919,634
                                                                                                               -------------------

AMUSEMENT & RECREATION SERVICES - 1.89%
          38,600  HARRAH'S ENTERTAINMENT INCORPORATED                                                                    2,516,334
          72,600  LIFETIME FITNESS INCORPORATED+                                                                         2,405,964

                                                                                                                         4,922,298
                                                                                                               -------------------

APPAREL & ACCESSORY STORES - 2.31%
          22,700  ABERCROMBIE & FITCH COMPANY CLASS A                                                                    1,131,595
          71,900  CHICO'S FAS INCORPORATED+                                                                              2,645,920
         104,900  DSW INCORPORATED+                                                                                      2,223,880

                                                                                                                         6,001,395
                                                                                                               -------------------

BUSINESS SERVICES - 12.30%
          66,900  ALLIANCE DATA SYSTEMS CORPORATION+                                                                     2,619,135
         217,800  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+<<                                                            5,296,896
         159,600  COGENT INCORPORATED+                                                                                   3,790,500
          73,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+                                                            3,401,070
         118,100  COGNOS INCORPORATED+                                                                                   4,597,633
          11,150  GLOBAL CASH ACCESS INCORPORATED+<<                                                                        157,215
          90,600  IDX SYSTEMS CORPORATION+                                                                               3,912,108
         104,000  MONSTER WORLDWIDE INCORPORATED+                                                                        3,193,840
         976,485  OPENTV CORPORATION CLASS A+<<                                                                           2,802,512
          46,100  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                            1,018,349
          50,850  TNS INCORPORATED+                                                                                      1,233,113

                                                                                                                        32,022,371
                                                                                                               -------------------

CHEMICALS & ALLIED PRODUCTS - 3.62%
         170,884  DIGENE CORPORATION+                                                                                    4,870,194
          35,080  GENZYME CORPORATION+                                                                                   2,513,131
         123,300  INTERMUNE INCORPORATED+                                                                                2,040,615

                                                                                                                         9,423,940
                                                                                                               -------------------

COMMUNICATIONS - 7.90%
          83,900  AMERICAN TOWER CORPORATION CLASS A+                                                                    2,093,305
         133,400  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                3,285,642
         307,800  DOBSON COMMUNICATIONS CORPORATION+                                                                     2,363,904
          86,800  EQUINIX INCORPORATED+                                                                                  3,615,220
          69,000  NEXTEL PARTNERS INCORPORATED CLASS A+                                                                  1,731,900
          88,538  NII HOLDINGS INCORPORATED+                                                                             7,477,034

                                                                                                                        20,567,005
                                                                                                               -------------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.17%
         239,200  QUANTA SERVICES INCORPORATED+                                                                          3,052,192
                                                                                                               -------------------

ELECTRIC, GAS & SANITARY SERVICES - 1.95%
         202,300  WILLIAMS COMPANIES INCORPORATED                                                                        5,067,615
                                                                                                               -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.49%
         212,500  ARRIS GROUP INCORPORATED+                                                                              2,520,250
          45,850  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           4,689,080
          79,400  MARVELL TECHNOLOGY GROUP LIMITED+                                                                      3,661,134
         247,600  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                5,642,804
         110,200  NETWORK APPLIANCE INCORPORATED+                                                                        2,616,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

1



SHARES            SECURITY NAME                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  DISCOVERY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          99,600  TESSERA TECHNOLOGIES INCORPORATED+                                                           $         2,979,036

                                                                                                                        22,108,452
                                                                                                               -------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.22%
          64,000  GEN-PROBE INCORPORATED+                                                                                3,164,800
                                                                                                               -------------------

HEALTH SERVICES - 3.47%
          95,400  COMMUNITY HEALTH SYSTEMS+                                                                              3,702,474
          58,700  LABONE INCORPORATED+                                                                                   2,553,450
          51,200  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                    2,776,576

                                                                                                                         9,032,500
                                                                                                               -------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 1.07%
          89,809  FOSTER WHEELER LIMITED+                                                                                2,774,200
                                                                                                               -------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.65%
          43,900  WILLIAMS-SONOMA INCORPORATED+                                                                          1,683,565
                                                                                                               -------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.31%
         152,900  HILTON HOTELS CORPORATION                                                                              3,412,728
                                                                                                               -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.35%
          78,200  GAMESTOP CORPORATION CLASS A+<<                                                                         2,460,954
          81,800  GRANT PRIDECO INCORPORATED+                                                                            3,325,170
          83,200  NETGEAR INCORPORATED+                                                                                  2,001,792
         141,500  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                  4,386,500
         124,200  UNOVA INCORPORATED+                                                                                    4,344,516

                                                                                                                        16,518,932
                                                                                                               -------------------

INSURANCE CARRIERS - 3.01%
          91,700  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   3,127,887
          59,100  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                               4,714,998

                                                                                                                         7,842,885
                                                                                                               -------------------

LEATHER & LEATHER PRODUCTS - 1.07%
          88,500  COACH INCORPORATED+                                                                                    2,775,360
                                                                                                               -------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.72%
          43,000  AFFYMETRIX INCORPORATED+                                                                               1,987,890
         197,800  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                       3,985,670
          50,600  DENTSPLY INTERNATIONAL INCORPORATED                                                                    2,733,412
         192,700  EV3 INCORPORATED+                                                                                      3,613,125
          82,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                          5,088,100
          51,100  HAEMONETICS CORPORATION+                                                                               2,428,783
          69,600  MENTOR CORPORATION                                                                                     3,828,696
          32,000  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             1,631,360

                                                                                                                        25,297,036
                                                                                                               -------------------

MEDICAL MANAGEMENT SERVICES - 0.75%
          22,700  COVENTRY HEALTH CARE INCORPORATED+                                                                     1,952,654
                                                                                                               -------------------

METAL MINING - 2.80%
          81,700  GLAMIS GOLD LIMITED+<<                                                                                  1,805,570
         108,800  GOLDCORP INCORPORATED<<                                                                                 2,180,352

2

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


SHARES            SECURITY NAME                                                                                        VALUE

METAL MINING (continued)
         186,900  PAN AMERICAN SILVER CORPORATION+<<                                                            $         3,300,654

                                                                                                                         7,286,576
                                                                                                               -------------------

MISCELLANEOUS RETAIL - 3.41%
         314,749  MARVEL ENTERTAINMENT INCORPORATION+                                                                    5,624,565
          38,300  MICHAELS STORES INCORPORATED                                                                           1,266,198
          91,544  PETSMART INCORPORATED<<                                                                                 1,993,828

                                                                                                                         8,884,591
                                                                                                               -------------------

MOTION PICTURES - 1.28%
         348,900  LIONS GATE ENTERTAINMENT CORPORATION+<<                                                                 3,328,506
                                                                                                               -------------------

OIL & GAS EXTRACTION - 8.29%
          80,900  CANADIAN NATURAL RESOURCES LIMITED                                                                     3,655,871
         170,800  CHESAPEAKE ENERGY CORPORATION                                                                          6,533,100
         116,100  EDGE PETROLEUM CORPORATION+                                                                            3,063,879
          44,800  NOBLE ENERGY INCORPORATED                                                                              2,101,120
         103,700  PIONEER DRILLING COMPANY+                                                                              2,024,224
         100,800  TODCO+                                                                                                 4,204,368

                                                                                                                        21,582,562
                                                                                                               -------------------

PRIMARY METAL INDUSTRIES - 1.85%
          90,800  PRECISION CASTPARTS CORPORATION                                                                        4,821,480
                                                                                                               -------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.56%
          22,100  CARBO CERAMICS INCORPORATED                                                                            1,458,379
                                                                                                               -------------------

THEATERS & ENTERTAINMENT - 2.39%
         310,400  REGAL ENTERTAINMENT GROUP CLASS A                                                                      6,220,416
                                                                                                               -------------------

TRANSPORTATION EQUIPMENT - 2.79%
          69,200  AUTOLIV INCORPORATED                                                                                   3,010,200
         228,500  GENCORP INCORPORATED+                                                                                  4,261,525

                                                                                                                         7,271,725
                                                                                                               -------------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.02%
          87,000  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                             3,705,330
          64,200  DEAN FOODS COMPANY+                                                                                    2,494,812
          62,500  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                            1,666,875

                                                                                                                         7,867,017
                                                                                                               -------------------

TOTAL COMMON STOCKS (COST $217,623,294)                                                                                249,260,814
                                                                                                               -------------------

RIGHTS - 0.00%
          90,400  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                               -------------------

COLLATERAL FOR SECURITIES LENDING - 4.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
         219,645  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          219,645
                                                                                                               -------------------

3

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------

  DISCOVERY FUND
------------------------------------------------------------------------------------------------------------------------------------

COLLATERAL INVESTED IN OTHER ASSETS - 4.05%
$      10,535,000 MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,538,336)                                         3.80%      10/03/2005   $        10,535,000
                                                                                                               -------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,754,645)                                                              10,754,645
                                                                                                               -------------------
SHARES

SHORT-TERM INVESTMENTS - 2.66%
     6,928,843  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               6,928,843

TOTAL SHORT-TERM INVESTMENTS (COST $6,928,843)                                                                           6,928,843
                                                                                                               -------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $235,306,782)*                                     102.55%                                               $       266,944,302
                                                                                                               -------------------

OTHER ASSETS AND LIABILITIES, NET                         (2.55)                                                        (6,649,307)
                                                                                                               -------------------

TOTAL NET ASSETS                                         100.00%                                               $       260,294,995
                                                                                                               -------------------


+   NON-INCOME EARNING SECURITIES.
<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,928,843.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                         VALUE
COMMON STOCKS - 99.33%

BUSINESS SERVICES - 1.86%
          85,200  MICROSOFT CORPORATION                                                             $    2,192,196
                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS - 11.99%
          64,550  ABBOTT LABORATORIES                                                                    2,736,920
          18,760  AIR PRODUCTS & CHEMICALS INCORPORATED                                                  1,034,426
          22,000  COLGATE-PALMOLIVE COMPANY                                                              1,161,380
          70,000  E.I. DU PONT DE NEMOURS AND COMPANY                                                    2,741,900
          80,655  PFIZER INCORPORATED                                                                    2,013,955
          43,240  PROCTER & GAMBLE COMPANY                                                               2,571,051
          23,739  ROHM & HAAS COMPANY                                                                      976,385
          19,300  WYETH                                                                                    893,011

                                                                                                        14,129,028
                                                                                                    --------------

COMMUNICATIONS - 3.12%
          11,000  ALLTEL CORPORATION                                                                       716,210
          30,150  SBC COMMUNICATIONS INCORPORATED                                                          722,695
          68,549  VERIZON COMMUNICATIONS INCORPORATED                                                    2,240,867

                                                                                                         3,679,772
                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 13.55%
          60,255  BANK OF AMERICA CORPORATION                                                            2,536,735
         102,740  CITIGROUP INCORPORATED                                                                 4,676,725
          28,000  FIFTH THIRD BANCORP                                                                    1,028,440
          66,270  JP MORGAN CHASE & COMPANY                                                              2,248,541
          41,000  NORTH FORK BANCORPORATION INCORPORATED                                                 1,045,500
          77,300  US BANCORP                                                                             2,170,584
          47,650  WACHOVIA CORPORATION                                                                   2,267,664

                                                                                                        15,974,189
                                                                                                    --------------

EATING & DRINKING PLACES - 2.04%
          71,650  MCDONALD'S CORPORATION                                                                 2,399,558
                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.68%
          11,420  DOMINION RESOURCES INCORPORATED                                                          983,719
          13,522  FIRSTENERGY CORPORATION                                                                  704,766
          32,200  FPL GROUP INCORPORATED                                                                 1,532,720
          18,000  KINDER MORGAN INCORPORATED                                                             1,730,880
          45,330  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                           2,917,439

                                                                                                         7,869,524
                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.89%
          32,345  EMERSON ELECTRIC COMPANY                                                               2,322,371
         125,680  GENERAL ELECTRIC COMPANY                                                               4,231,646
          87,965  INTEL CORPORATION                                                                      2,168,337
          80,775  MOTOROLA INCORPORATED                                                                  1,784,320
          68,350  NOKIA OYJ ADR                                                                          1,155,798

                                                                                                        11,662,472
                                                                                                    --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.99%
          23,000  QUEST DIAGNOSTICS INCORPORATED                                                         1,162,420
                                                                                                    --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.87%
          41,545  FORTUNE BRANDS INCORPORATED                                                            3,378,855
                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                         VALUE
FOOD & KINDRED PRODUCTS - 2.69%
          56,015  PEPSICO INCORPORATED                                                              $    3,176,611
                                                                                                    --------------

GENERAL MERCHANDISE STORES - 2.90%
           9,333  FEDERATED DEPARTMENT STORES INCORPORATED                                                 624,098
          53,840  TARGET CORPORATION                                                                     2,795,911

                                                                                                         3,420,009
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.86%
          40,059  3M COMPANY                                                                             2,938,728
          93,935  HEWLETT-PACKARD COMPANY                                                                2,742,902
          29,945  INTERNATIONAL BUSINESS MACHINES CORPORATION                                            2,402,188

                                                                                                         8,083,818
                                                                                                    --------------

INSURANCE CARRIERS - 7.74%
          29,650  ALLSTATE CORPORATION                                                                   1,639,349
          38,388  AMERICAN INTERNATIONAL GROUP INCORPORATED                                              2,378,520
          34,230  METLIFE INCORPORATED                                                                   1,705,681
          75,750  ST. PAUL COMPANIES INCORPORATED                                                        3,398,902

                                                                                                         9,122,452
                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.89%
          24,000  BAXTER INTERNATIONAL INCORPORATED                                                        956,880
          24,165  BECTON DICKINSON & COMPANY                                                             1,266,971

                                                                                                         2,223,851
                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
           9,763  ACCO BRANDS CORPORATION+                                                                 275,512
          35,645  JOHNSON & JOHNSON                                                                      2,255,615

                                                                                                         2,531,127
                                                                                                    --------------

MOTION PICTURES - 1.94%
          66,400  TIME WARNER INCORPORATED                                                               1,202,504
          45,050  WALT DISNEY COMPANY                                                                    1,087,057

                                                                                                         2,289,561
                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.32%
          47,670  AMERICAN EXPRESS COMPANY                                                               2,738,165
                                                                                                    --------------

OIL & GAS EXTRACTION - 1.16%
          28,000  TIDEWATER INCORPORATED                                                                 1,362,760
                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.04%
          23,409  BP PLC ADR                                                                             1,658,528
          48,225  CHEVRON CORPORATION                                                                    3,121,604
          36,700  CONOCOPHILLIPS                                                                         2,565,697
          79,614  EXXON MOBIL CORPORATION                                                                5,058,674
           9,210  ROYAL DUTCH SHELL PLC ADR CLASS A                                                        604,544

                                                                                                        13,009,047
                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.58%
          56,285  MORGAN STANLEY                                                                         3,036,013
                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                         VALUE
TOBACCO PRODUCTS - 1.68%
          26,870  ALTRIA GROUP INCORPORATED                                                         $    1,980,588
                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 1.39%
          43,858  HONEYWELL INTERNATIONAL INCORPORATED                                                   1,644,675
                                                                                                    --------------

TOTAL COMMON STOCKS (COST $99,413,073)                                                                 117,066,691
                                                                                                    --------------

SHORT-TERM INVESTMENTS - 0.62%
       727,471  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                727,471

TOTAL SHORT-TERM INVESTMENTS (COST $727,471)                                                               727,471
                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $100,140,544)*                                                        99.95%                  $  117,794,162
                                                                          -------                   --------------

OTHER ASSETS AND LIABILITIES, NET                                            0.05                           55,397
                                                                          -------                   --------------

TOTAL NET ASSETS                                                           100.00%                  $  117,849,559
                                                                          -------                   --------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $727,471.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.41%

AUSTRALIA - 2.33%
           9,765  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        $    122,723
          30,000  WESTFIELD GROUP (PROPERTIES)                                                                             384,352
          15,332  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        420,920

                                                                                                                           927,995
                                                                                                                      ------------

BELGIUM - 1.28%
          17,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         510,412
                                                                                                                      ------------

DENMARK - 2.14%
              40  A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                 408,423
          14,500  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                443,693

                                                                                                                           852,116
                                                                                                                      ------------

FINLAND - 1.19%
          28,300  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              474,133
                                                                                                                      ------------

FRANCE - 11.72%
          34,900  ALCATEL SA (COMMUNICATIONS)+                                                                             464,746
          18,300  AXA SA (INSURANCE CARRIERS)                                                                              502,340
           8,600  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   399,690
          11,166  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  434,535
           3,800  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      334,307
             811  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 22,126
           6,100  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       504,026
           8,500  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                            320,876
             700  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       191,058
           6,000  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                      814,920
           3,156  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                271,772
          12,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    404,764

                                                                                                                         4,665,160
                                                                                                                      ------------

GERMANY - 6.86%
           4,400  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             206,555
           4,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               367,730
          23,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     418,509
           4,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              394,987
           4,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              418,785
          10,000  METRO AG (FOOD STORES)                                                                                   492,398
           2,500  SAP AG (BUSINESS SERVICES)                                                                               432,065

                                                                                                                         2,731,029
                                                                                                                      ------------

GREECE - 1.77%
          12,305  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  348,128
          18,000  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        357,815

                                                                                                                           705,943
                                                                                                                      ------------

HONG KONG - 4.56%
          26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               293,605
          56,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        276,770
         742,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         339,562
         553,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         194,258
          98,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    226,766
          28,560  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           295,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HONG KONG (continued)
          31,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                     $    189,620

                                                                                                                         1,816,403
                                                                                                                      ------------

HUNGARY - 0.64%
           3,224  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                   255,018
                                                                                                                      ------------

INDIA - 0.44%
           9,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                175,140
                                                                                                                      ------------

ISRAEL - 0.48%
           5,700  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                 190,494
                                                                                                                      ------------

ITALY - 4.87%
          27,807  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        825,805
          33,500  MEDIASET SPA (COMMUNICATIONS)                                                                            396,379
         127,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        715,859

                                                                                                                         1,938,043
                                                                                                                      ------------

JAPAN - 18.86%
          42,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              845,560
          34,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 357,611
          33,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         430,523
          28,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            689,394
           2,100  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               527,960
          11,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               613,372
          57,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            504,625
             417  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 742,019
          19,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               482,267
           8,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               408,827
          20,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        182,699
          10,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          254,581
          99,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           623,546
          19,600  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             268,309
           7,390  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                576,123

                                                                                                                         7,507,416
                                                                                                                      ------------

SOUTH KOREA - 0.83%
             760  SAMSUNG ELECTRONICS COMPANY LIMITED-PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   330,656
                                                                                                                      ------------

NETHERLANDS - 3.69%
          24,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       394,015
          17,600  ING GROUP NV (FINANCIAL SERVICES)                                                                        524,161
           2,400  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    170,614
          20,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             379,535

                                                                                                                         1,468,325
                                                                                                                      ------------

NORWAY - 1.00%
          16,000  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    396,853
                                                                                                                      ------------

RUSSIA - 1.97%
           7,600  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                                                                438,900
           8,500  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                  345,780

                                                                                                                           784,680
                                                                                                                      ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SINGAPORE - 1.04%
          72,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         $    196,590
          26,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   216,660

                                                                                                                           413,250
                                                                                                                      ------------

SPAIN - 2.56%
           8,600  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                  CONSTRUCTION CONTRACTS)                                                                                  250,646
          20,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             350,700
          19,129  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               419,571

                                                                                                                         1,020,917
                                                                                                                      ------------

SWEDEN - 0.91%
          23,300  SECURITAS AB (BUSINESS SERVICES)                                                                         360,581
                                                                                                                      ------------

SWITZERLAND - 7.48%
             700  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      204,936
          18,400  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                933,112
           7,000  ROCHE HOLDING AG (HEALTH SERVICES)                                                                       972,230
           5,400  UBS AG (FINANCIAL SERVICES)                                                                              458,846
           2,389  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                       406,917

                                                                                                                         2,976,041
                                                                                                                      ------------

THAILAND - 0.92%
         140,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                368,376
                                                                                                                      ------------

UNITED KINGDOM - 18.87%
           9,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            418,283
          52,043  AVIVA PLC (INSURANCE CARRIERS)                                                                           571,412
          46,300  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   467,932
          21,290  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      309,046
          72,000  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                          307,958
          49,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,261,521
          34,400  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              556,385
         195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           390,371
          72,700  ROLLS-ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              478,930
          23,000  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)+                                 760,635
          50,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       408,979
          21,200  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         457,309
         274,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      712,837
          40,400  WPP GROUP PLC (COMMUNICATIONS)                                                                           411,154

                                                                                                                         7,512,752
                                                                                                                      ------------

TOTAL COMMON STOCKS (COST $33,432,900)                                                                                  38,381,733
                                                                                                                      ------------

SHORT-TERM INVESTMENTS - 3.45%
     1,371,800  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              1,371,800

TOTAL SHORT-TERM INVESTMENTS (COST $1,371,800)                                                                           1,371,800
                                                                                                                      ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,804,700)*                                          99.86%                                                   $ 39,753,533
                                                           -------                                                    ------------

OTHER ASSETS AND LIABILITIES, NET                             0.14                                                          57,684
                                                           -------                                                    ------------

TOTAL NET ASSETS                                            100.00%                                                   $ 39,811,217
                                                           -------                                                    ------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,371,800.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE
COMMON STOCKS - 97.88%

APPAREL & ACCESSORY STORES - 5.67%
          55,000  GAP INCORPORATED                                                                      $    958,650
          29,400  ROSS STORES INCORPORATED                                                                   696,780

                                                                                                           1,655,430
                                                                                                        ------------

BUSINESS SERVICES - 8.36%
           8,600  FIRST DATA CORPORATION                                                                     344,000
          75,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                               873,000
          47,496  MICROSOFT CORPORATION                                                                    1,222,072

                                                                                                           2,439,072
                                                                                                        ------------

CHEMICALS & ALLIED PRODUCTS - 12.33%
          45,500  MEDIMMUNE INCORPORATED+                                                                  1,531,075
          42,000  PFIZER INCORPORATED                                                                      1,048,740
          22,000  WYETH                                                                                    1,017,940

                                                                                                           3,597,755
                                                                                                        ------------

COMMUNICATIONS - 3.73%
          37,800  COMCAST CORPORATION+                                                                     1,087,884
                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 16.52%
          23,000  BANK OF AMERICA CORPORATION                                                                968,300
          36,000  BANK OF NEW YORK COMPANY INCORPORATED                                                    1,058,760
          24,500  CITIGROUP INCORPORATED                                                                   1,115,240
          17,000  FIFTH THIRD BANCORP                                                                        624,410
          31,000  JP MORGAN CHASE & COMPANY                                                                1,051,830

                                                                                                           4,818,540
                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 23.01%
          39,000  AMERICAN POWER CONVERSION CORPORATION                                                    1,010,100
          35,000  GENERAL ELECTRIC COMPANY                                                                 1,178,450
          46,000  INTEL CORPORATION                                                                        1,133,900
         118,000  LUCENT TECHNOLOGIES INCORPORATED+                                                          383,500
          45,000  NOKIA OYJ ADR                                                                              760,950
          45,200  NOVELLUS SYSTEMS INCORPORATED+                                                           1,133,616
          93,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                     1,111,350

                                                                                                           6,711,866
                                                                                                        ------------

GENERAL MERCHANDISE STORES - 3.45%
          22,970  WAL-MART STORES INCORPORATED                                                             1,006,545
                                                                                                        ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.82%
          85,000  SYMBOL TECHNOLOGIES INCORPORATED                                                           822,800
                                                                                                        ------------

INSURANCE AGENTS, BROKERS & SERVICE - 3.02%
          29,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                    881,310
                                                                                                        ------------

INSURANCE CARRIERS - 3.82%
          18,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                1,115,280
                                                                                                        ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.08%
          26,000  BOSTON SCIENTIFIC CORPORATION+                                                             607,620
                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.24%
          13,000  TYCO INTERNATIONAL LIMITED                                                            $    362,050
                                                                                                        ------------

MOTION PICTURES - 4.43%
          58,000  TIME WARNER INCORPORATED                                                                 1,050,380
          10,000  WALT DISNEY COMPANY                                                                        241,300

                                                                                                           1,291,680
                                                                                                        ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.54%
           2,800  FREDDIE MAC                                                                                158,088
                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.86%
          13,300  MERRILL LYNCH & COMPANY INCORPORATED                                                       815,955
          22,000  MORGAN STANLEY                                                                           1,186,680

                                                                                                           2,002,635
                                                                                                        ------------

TOTAL COMMON STOCKS (COST $30,039,699)                                                                    28,558,555
                                                                                                        ------------

WARRANTS - 0.01%
             899  LUCENT TECHNOLOGIES INCORPORATED (EXPIRE ON 12/10/2007)+                                       854

TOTAL WARRANTS (COST $1,429)                                                                                     854
                                                                                                        ------------

SHORT-TERM INVESTMENTS - 0.63%

MUTUAL FUND - 0.63%
         184,348  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                184,348
                                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $184,348)                                                                 184,348
                                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,225,476)*                                       98.52%                                        $ 28,743,757
                                                        -------                                         ------------

OTHER ASSETS AND LIABILITIES, NET                          1.48                                              432,531
                                                        -------                                         ------------

TOTAL NET ASSETS                                         100.00%                                        $ 29,176,288
                                                        -------                                         ------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $184,348.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE
COMMON STOCKS - 98.28%

APPAREL & ACCESSORY STORES - 1.81%
          39,500  KOHL'S CORPORATION+                                                                   $   1,982,110
                                                                                                        -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.26%
          36,100  FASTENAL COMPANY                                                                          2,205,349
          63,200  HOME DEPOT INCORPORATED                                                                   2,410,448
          51,700  LOWE'S COMPANIES INCORPORATED                                                             3,329,480

                                                                                                            7,945,277
                                                                                                        -------------

BUSINESS SERVICES - 20.72%
          22,500  AUTOMATIC DATA PROCESSING INCORPORATED                                                      968,400
         179,800  EBAY INCORPORATED+                                                                        7,407,760
          75,600  FIRST DATA CORPORATION                                                                    3,024,000
          38,800  FISERV INCORPORATED+                                                                      1,779,756
           7,100  GOOGLE INCORPORATED CLASS A+                                                              2,246,866
         212,200  MICROSOFT CORPORATION                                                                     5,459,906
          52,400  YAHOO! INCORPORATED+                                                                      1,773,216

                                                                                                           22,659,904
                                                                                                        -------------

CHEMICALS & ALLIED PRODUCTS - 9.38%
          52,100  AMGEN INCORPORATED+                                                                       4,150,807
          55,700  GENENTECH INCORPORATED+                                                                   4,690,497
          19,800  GENZYME CORPORATION+                                                                      1,418,472

                                                                                                           10,259,776
                                                                                                        -------------

EDUCATIONAL SERVICES - 1.66%
          27,300  APOLLO GROUP INCORPORATED CLASS A+                                                        1,812,447
                                                                                                        -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.54%
         211,100  CISCO SYSTEMS INCORPORATED+                                                               3,785,023
         160,900  INTEL CORPORATION                                                                         3,966,185
          62,100  LINEAR TECHNOLOGY CORPORATION                                                             2,334,339
         214,600  NOKIA OYJ ADR                                                                             3,628,886
          64,500  TEXAS INSTRUMENTS INCORPORATED                                                            2,186,550

                                                                                                           15,900,983
                                                                                                        -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.70%
         109,250  PAYCHEX INCORPORATED                                                                      4,050,990
                                                                                                        -------------

GENERAL MERCHANDISE STORES - 4.53%
          58,800  TARGET CORPORATION                                                                        3,053,484
          43,400  WAL-MART STORES INCORPORATED                                                              1,901,788

                                                                                                            4,955,272
                                                                                                        -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.94%
         101,100  DELL INCORPORATED+                                                                        3,457,620
         150,400  EMC CORPORATION+                                                                          1,946,176

                                                                                                            5,403,796
                                                                                                        -------------

INSURANCE CARRIERS - 3.81%
          67,275  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                 4,168,359
                                                                                                        -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.81%
         118,575  MEDTRONIC INCORPORATED                                                                $   6,357,991
                                                                                                        -------------

PERSONAL SERVICES - 2.42%
          64,500  CINTAS CORPORATION                                                                        2,647,725
                                                                                                        -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 17.70%
         305,050  CHARLES SCHWAB CORPORATION                                                                4,401,872
          47,700  FRANKLIN RESOURCES INCORPORATED                                                           4,004,892
          59,675  GOLDMAN SACHS GROUP INCORPORATED                                                          7,255,286
          33,700  LEGG MASON INCORPORATED                                                                   3,696,553

                                                                                                           19,358,603
                                                                                                        -------------

TOTAL COMMON STOCKS (COST $106,342,993)                                                                   107,503,233
                                                                                                        -------------

SHORT-TERM INVESTMENTS - 1.75%
     1,920,586  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                 1,920,586

TOTAL SHORT-TERM INVESTMENTS (COST $1,920,586)                                                              1,920,586
                                                                                                        -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,263,579)*                                     100.03%                                        $ 109,423,819
                                                        -------                                         -------------

OTHER ASSETS AND LIABILITIES, NET                         (0.03)                                              (34,668)
                                                        -------                                         -------------

TOTAL NET ASSETS                                         100.00%                                        $ 109,389,151
                                                        -------                                         -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,920,586.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CERTIFICATES OF DEPOSIT - 7.39%
$      1,000,000  CDC IXIS                                                             2.45%        10/06/2005      $   1,000,000
         500,000  CREDIT SUISSE NEW YORK                                               4.18         09/22/2006            500,000
       1,499,999  MORGAN STANLEY BANK                                                  3.67         10/11/2005          1,500,000
       1,500,000  ROYAL BANK OF SCOTLAND NY                                            3.83         03/06/2006          1,499,554

TOTAL CERTIFICATES OF DEPOSIT (COST $4,499,554)                                                                         4,499,554
                                                                                                                    -------------

COMMERCIAL PAPER - 41.63%
       1,500,000  ALLIANCE & LEICESTER PLC^                                            4.07         03/23/2006          1,471,001
       1,500,000  AMSTEL FUNDING CORP^                                                 3.91         12/27/2005          1,486,152
       1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                2.85         12/15/2005            994,221
       1,500,000  ATLANTIC ASSET SEC CORP^                                             3.91         12/27/2005          1,486,152
       1,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-                                 3.81         02/27/2006          1,000,000
       1,500,000  ATOMIUM FUNDING CORPORATION^                                         3.64         10/17/2005          1,497,880
       1,500,000  BANCO BILBAO VIZCAYA ARGENTARIA PUERTO RICO^                         3.63         10/04/2005          1,499,849
       1,500,000  BARCLAYS US FUNDING LLC^                                             3.61         10/28/2005          1,496,240
       1,500,000  BUCKINGHAM CDO LLC^                                                  3.63         10/26/2005          1,496,521
       1,500,000  CROWN POINT CAPITAL COMPANY^                                         3.63         10/05/2005          1,499,697
       1,000,000  CULLINAN FINANCE CORPORATION^                                        3.90         03/23/2006            981,475
       1,500,000  FORTIS FUNDING LLC^                                                  3.83         01/23/2006          1,482,127
       1,000,000  GEORGE STREET FINANCE LLC^                                           3.48         10/12/2005            999,130
       1,500,000  GRAMPIAN FUNDING LLC^                                                3.63         11/04/2005          1,495,160
       1,000,000  PICAROS FUNDING LLC^                                                 3.20         11/22/2005            995,555
       1,500,000  SANTANDER CENTRAL HISPANO FINANCE^                                   3.95         12/30/2005          1,485,517
       1,500,000  SEDNA FINANCE INCORPORATED^                                          3.60         10/20/2005          1,497,450
       1,500,000  SHEFFIELD RECEIVABLES^                                               3.64         10/03/2005          1,500,000
       1,000,000  THAMES ASSET GLOBAL SECURITIZATION^                                  3.48         10/13/2005            999,033

TOTAL COMMERCIAL PAPER (COST $25,363,160)                                                                              25,363,160
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 0.41%
         250,000  LASALLE NATIONAL BANK                                                4.24         07/26/2006            250,270

TOTAL CORPORATE BONDS & NOTES (COST $250,270)                                                                             250,270
                                                                                                                    -------------

EXTENDABLE BONDS - 5.74%
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              3.80         10/06/2006          1,000,000
       1,000,000  NORDEA BANK AB+/-++                                                  3.71         10/11/2006          1,000,000
       1,000,000  NORTHERN ROCK PLC+/-++                                               3.85         10/06/2006          1,000,000
         500,000  PREMIUM ASSET TRUST+/-++                                             3.78         09/15/2006            500,000

TOTAL EXTENDABLE BONDS (COST $3,500,000)                                                                                3,500,000
                                                                                                                    -------------

MEDIUM TERM NOTES - 9.28%
         800,000  BANK OF AMERICA SECURITIES+/-                                        4.02         09/09/2034            800,000
       1,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               4.09         09/09/2049          1,000,000
       1,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                               3.86         05/19/2006          1,000,000
       1,000,000  LIQUID FUNDING LIMITED+/-++                                          3.83         09/29/2006          1,000,000
       1,000,000  MARSHALL & ILSLEY BANK                                               5.21         12/15/2005          1,004,468
         600,000  NORTHERN ROCK PLC+/-++                                               3.67         10/20/2006            600,420
         250,000  USAA CAPITAL CORPORATION++                                           3.13         12/15/2005            250,142

TOTAL MEDIUM TERM NOTES (COST $5,655,030)                                                                               5,655,030
                                                                                                                    -------------

REPURCHASE AGREEMENTS - 27.63%
       5,836,475  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES                                                           3.90         10/03/2005          5,836,476
       3,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.90         10/03/2005          3,000,000
       2,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.82         10/04/2005          2,000,000
       1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.82         10/06/2005          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$      2,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.90%        10/03/2005      $   2,000,000
       1,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.92         10/03/2005          1,000,000
       2,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES                                                3.81         10/07/2005          2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $16,836,476)                                                                         16,836,476
                                                                                                                    -------------

TIME DEPOSITS - 6.57%
       1,000,000  DANSKE BANK A/S COPENHAGEN                                           3.94         10/03/2005          1,000,000
       1,000,000  DEXIA BANK GRAND CAYMAN                                              3.79         10/03/2005          1,000,000
       1,000,000  ING BELGIUM SA NV                                                    3.92         10/03/2005          1,000,000
       1,000,000  SOCIETE GENERALE PARIS                                               3.81         10/05/2005          1,000,000

TOTAL TIME DEPOSITS (COST $4,000,000)                                                                                   4,000,000
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 2.46%
       1,500,000  CEDAR SPRINGS CAPITAL COMPANY, LLC^                                                                   1,498,492

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,498,492)                                                               1,498,492
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $61,602,982)*                                      101.11%                                                    $  61,602,982
                                                        -------                                                     -------------

OTHER ASSETS AND LIABILITIES, NET                         (1.11)                                                         (676,994)
                                                        -------                                                     -------------

TOTAL NET ASSETS                                         100.00%                                                    $  60,925,988
                                                        -------                                                     -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
COMMON STOCKS - 99.81%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.47%
           3,975  LITHIA MOTORS INCORPORATED CLASS A                                                   $    115,196
                                                                                                       ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.36%
           2,575  RYDER SYSTEM INCORPORATED                                                                  88,117
                                                                                                       ------------

BUSINESS SERVICES - 9.41%
          50,480  3COM CORPORATION+                                                                         205,958
          10,940  ABM INDUSTRIES INCORPORATED                                                               227,661
          30,895  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                    208,232
           6,825  IMS HEALTH INCORPORATED                                                                   171,785
          18,395  KFORCE INCORPORATED+                                                                      189,469
          23,105  MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                   121,301
           7,670  MONEYGRAM INTERNATIONAL INCORPORATED                                                      166,516
         115,830  SUN MICROSYSTEMS INCORPORATED+                                                            454,054
          21,558  VIGNETTE CORPORATION+                                                                     342,988
          19,920  WEBMD CORPORATION+                                                                        220,714

                                                                                                          2,308,678
                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 3.50%
          11,065  NOVEN PHARMACEUTICALS INCORPORATED+                                                       154,910
          13,140  ORASURE TECHNOLOGIES INCORPORATED+                                                        123,910
          27,485  POLYONE CORPORATION+                                                                      166,559
          47,555  REVLON INCORPORATED CLASS A+                                                              153,127
           5,165  RPM INTERNATIONAL INCORPORATED                                                             95,036
          26,000  WELLMAN INCORPORATED                                                                      164,580

                                                                                                            858,122
                                                                                                       ------------

COMMUNICATIONS - 2.56%
          27,175  CINCINNATI BELL INCORPORATED+                                                             119,842
          13,885  COASTAL CONTACTS INCORPORATED                                                              24,127
           9,965  GRUPO RADIO CENTRO SA ADR+                                                                 73,641
          50,839  LIGHTBRIDGE INCORPORATED+                                                                 410,779

                                                                                                            628,389
                                                                                                       ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.69%
           6,830  CHICAGO BRIDGE & IRON COMPANY NV                                                          212,345
          25,104  MATRIX SERVICE COMPANY+                                                                   202,087

                                                                                                            414,432
                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 1.24%
           2,200  COMMUNITY BANCORP+                                                                         72,578
           9,660  FIRST SECURITY GROUP INCORPORATED+                                                         95,006
           1,040  MIDWEST BANC HOLDINGS INCORPORATED                                                         24,045
           8,759  PACIFIC PREMIER BANCORP INCORPORATED+                                                     112,466

                                                                                                            304,095
                                                                                                       ------------

EATING & DRINKING PLACES - 0.81%
           1,920  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                     56,141
           4,685  DARDEN RESTAURANTS INCORPORATED                                                           142,283

                                                                                                            198,424
                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.36%
           6,430  EL PASO CORPORATION                                                                        89,377
                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.86%
          22,780  C-COR INCORPORATED+                                                                  $    153,765
           7,745  CATAPULT COMMUNICATIONS CORPORATION+                                                      142,043
          22,360  CELESTICA INCORPORATED+                                                                   252,892
          17,785  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                  105,999
          45,450  GRAFTECH INTERNATIONAL LIMITED+                                                           246,794
          28,190  KEMET CORPORATION+                                                                        236,232
          38,295  MCDATA CORPORATION+                                                                       185,348
             100  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                     2,279
          18,550  MICRON TECHNOLOGY INCORPORATED                                                            246,715
          93,970  MRV COMMUNICATIONS INCORPORATED+                                                          200,156
          95,370  NORTEL NETWORKS CORPORATION+                                                              310,906
           4,725  OSI SYSTEMS INCORPORATED+                                                                  74,655
          12,960  RICHARDSON ELECTRONICS LIMITED                                                             97,978
          45,790  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                  246,350
          25,680  STATS CHIPPAC LIMITED ADR+                                                                161,270

                                                                                                          2,663,382
                                                                                                       ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.57%
          10,875  CV THERAPEUTICS INCORPORATED+                                                             290,906
           3,500  WATSON WYATT & COMPANY HOLDINGS                                                            94,325

                                                                                                            385,231
                                                                                                       ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.70%
           5,800  CRANE COMPANY                                                                             172,492
                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 2.25%
          10,685  DEL MONTE FOODS COMPANY+                                                                  114,650
           6,570  HERCULES INCORPORATED+                                                                     80,285
           2,225  MOLSON COORS BREWING COMPANY                                                              142,422
           5,765  SANDERSON FARMS INCORPORATED                                                              214,228

                                                                                                            551,585
                                                                                                       ------------

FURNITURE & FIXTURES - 0.25%
           4,615  LA-Z-BOY INCORPORATED                                                                      60,872
                                                                                                       ------------

HEALTH SERVICES - 0.65%
           3,960  GENESIS HEALTHCARE CORPORATION+                                                           159,667
                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.98%
          18,045  AFFORDABLE RESIDENTIAL COMMUNITIES                                                        182,435
          16,890  DISCOVERY HOLDING COMPANY+                                                                243,892
           3,725  UNITED MOBILE HOMES INCORPORATED                                                           59,078

                                                                                                            485,405
                                                                                                       ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.91%
          18,166  EMPIRE RESORTS INCORPORATED+                                                               81,929
           6,595  ISLE OF CAPRI CASINOS INCORPORATED+                                                       141,001

                                                                                                            222,930
                                                                                                       ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.19%
          72,220  CRAY INCORPORATED+                                                                         66,442
           6,455  UNOVA INCORPORATED+                                                                       225,796

                                                                                                            292,238
                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
INSURANCE CARRIERS - 4.96%
           4,050  EMC INSURANCE GROUP INCORPORATED                                                     $     73,103
           3,955  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                      134,905
           3,080  MERCURY GENERAL CORPORATION                                                               184,769
          19,885  NORTH POINTE HOLDINGS CORPORATION+                                                        247,568
           7,170  NYMAGIC INCORPORATED                                                                      174,446
           4,930  PXRE GROUP LIMITED                                                                         66,358
          29,620  QUANTA CAPITAL HOLDINGS LIMITED+                                                          177,720
          12,230  SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                158,256

                                                                                                          1,217,125
                                                                                                       ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.38%
           3,488  GEO GROUP INCORPORATED+                                                                    92,432
                                                                                                       ------------

LEATHER & LEATHER PRODUCTS - 1.09%
          17,887  BAKERS FOOTWEAR GROUP INCORPORATED+                                                       268,305
                                                                                                       ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.51%
          36,875  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                  196,544
          11,805  CREDENCE SYSTEMS CORPORATION+                                                              94,204
          25,040  INPUT OUTPUT INCORPORATED+                                                                199,819
          11,650  SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                   125,237

                                                                                                            615,804
                                                                                                       ------------

MEMBERSHIP ORGANIZATIONS - 0.29%
          25,220  INTEGRATED ELECTICAL SERVICES+                                                             70,616
                                                                                                       ------------

METAL MINING - 9.53%
          27,025  APEX SILVER MINES LIMITED+                                                                424,563
           9,200  GLAMIS GOLD LIMITED+                                                                      203,320
           9,670  GOLDCORP INCORPORATED                                                                     193,787
          13,825  HARMONY GOLD MINING COMPANY LIMITED ADR                                                   151,246
           5,460  INCO LIMITED                                                                              258,531
           3,075  IPSCO INCORPORATED                                                                        219,832
           3,340  MERIDIAN GOLD INCORPORATED+                                                                73,179
           5,920  NEWMONT MINING CORPORATION                                                                279,246
          23,920  RANDGOLD RESOURCES LIMITED ADR+                                                           376,022
          17,265  SOUTHWESTERN RESOURCES CORPORATION+                                                       157,873

                                                                                                          2,337,599
                                                                                                       ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
           4,405  QUADRA MINING LIMITED                                                                      20,462
                                                                                                       ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.61%
           5,845  COVENANT TRANSPORT INCORPORATED CLASS A+                                                   70,724
           4,565  WERNER ENTERPRISES INCORPORATED                                                            78,929

                                                                                                            149,653
                                                                                                       ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.86%
           8,040  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                               211,613
                                                                                                       ------------

OIL & GAS EXTRACTION - 21.82%
           4,880  CANADIAN NATURAL RESOURCES LIMITED                                                        220,527
           2,500  FOREST OIL CORPORATION+                                                                   130,250
          89,315  GLOBAL INDUSTRIES LIMITED+                                                              1,316,503
          19,810  GREY WOLF INCORPORATED+                                                                   166,998
           1,175  HELMERICH & PAYNE INCORPORATED                                                             70,958
          29,230  KEY ENERGY SERVICES INCORPORATED+                                                         431,143

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
OIL & GAS EXTRACTION (continued)
          14,310  MCMORAN EXPLORATION COMPANY+                                                         $    278,186
          20,010  NEWPARK RESOURCES INCORPORATED+                                                           168,484
           2,000  NOBLE ENERGY INCORPORATED                                                                  93,800
           9,590  PETROHAWK ENERGY CORPORATION+                                                             138,192
          19,165  PETROQUEST ENERGY INCORPORATED+                                                           200,083
           1,970  PIONEER NATURAL RESOURCES COMPANY                                                         108,192
           4,720  PRIDE INTERNATIONAL INCORPORATED+                                                         134,567
          13,795  RANGE RESOURCES CORPORATION                                                               532,625
           2,120  ROWAN COMPANIES INCORPORATED+                                                              75,239
         123,800  SEITEL INCORPORATED+                                                                      188,176
           1,260  TRANSOCEAN INCORPORATED+                                                                   77,251
          33,305  TRILOGY ENERGY TRUST                                                                      799,320
          13,910  WILLBROS GROUP INCORPORATED+                                                              220,474

                                                                                                          5,350,968
                                                                                                       ------------

PAPER & ALLIED PRODUCTS - 0.51%
          10,005  WAUSAU PAPER CORPORATION                                                                  125,163
                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.56%
           4,760  ASHLAND INCORPORATED                                                                      262,942
           2,400  MURPHY OIL CORPORATION                                                                    119,688

                                                                                                            382,630
                                                                                                       ------------

PRIMARY METAL INDUSTRIES - 1.78%
          10,795  ENCORE WIRE CORPORATION+                                                                  175,526
           1,470  OREGON STEEL MILLS INCORPORATED+                                                           41,013
           6,495  ROANOKE ELECTRIC STEEL CORPORATION                                                        130,095
           2,105  UNITED STATES STEEL CORPORATION                                                            89,147

                                                                                                            435,781
                                                                                                       ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.46%
           2,190  EW SCRIPPS COMPANY CLASS A                                                                109,434
          16,650  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                               248,085

                                                                                                            357,519
                                                                                                       ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.10%
           2,160  AEP INDUSTRIES INCORPORATED+                                                               47,736
          42,580  CONSTAR INTERNATIONAL INCORPORATED+                                                        86,012
          21,530  INTERTAPE POLYMER GROUP INCORPORATED+                                                     153,939
          22,515  ROYAL GROUP TECHNOLOGIES LIMITED+                                                         226,276

                                                                                                            513,963
                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.31%
          23,640  MARKETAXCESS HOLDINGS INCORPORATED+                                                       321,504
                                                                                                       ------------

SOCIAL SERVICES - 0.58%
          19,200  ABB LIMITED ADR+                                                                          141,312
                                                                                                       ------------

TRANSPORTATION BY AIR - 2.28%
          17,575  AIRTRAN HOLDINGS INCORPORATED+                                                            222,499
          10,895  PETROLEUM HELICOPTERS INCORPORATED (NON-VOTING)+                                          337,963

                                                                                                            560,462
                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
TRANSPORTATION EQUIPMENT - 0.65%
           2,705  SEQUA CORPORATION+                                                                   $    159,595
                                                                                                       ------------

TRANSPORTATION SERVICES - 0.59%
          12,210  RAILAMERICA INCORPORATED+                                                                 145,299
                                                                                                       ------------

WHOLESALE TRADE-DURABLE GOODS - 2.90%
         232,480  COVALENT GROUP INCORPORATED+                                                              599,798
          19,600  US HOME SYSTEMS INCORPORATED+                                                             111,720

                                                                                                            711,518
                                                                                                       ------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.20%
           4,460  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                               118,948
          15,755  SOURCE INTERLINK COMPANIES INCORPORATED+                                                  174,251

                                                                                                            293,199
                                                                                                       ------------

TOTAL COMMON STOCKS (COST $20,636,706)                                                                   24,481,154
                                                                                                       ------------

SHORT-TERM INVESTMENTS - 0.29%

MUTUAL FUND - 0.29%
          70,493  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                70,493
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $70,493)                                                                  70,493
                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $20,679,089)*                                       99.84%                                       $ 24,487,017

OTHER ASSETS AND LIABILITIES, NET                          0.16                                              39,307
                                                        -------                                        ------------

TOTAL NET ASSETS                                         100.00%                                       $ 24,526,324
                                                        -------                                        ------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $70,493.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                            STRIKE PRICE   EXPIRATION DATE
WRITTEN OPTIONS - (0.33%)
           (25)   CV THERAPEUTICS INCORPORATED CALL+                      1.80           10/22/05            (4,500)
            (5)   CALIFORNIA PIZZA KITCHEN INCORPORATED CALL+             2.00           01/21/06            (1,000)
            (5)   CANADIAN NATURAL RESOURCES CALL+                        3.90           12/17/05            (1,950)
           (25)   FOREST OIL CORPORATION CALL+                           12.00           11/19/05           (30,000)
            (5)   HELMERICH & PAYNE CALL+                                 4.10           12/17/05            (2,050)
           (13)   IPSCO INCORPORATED CALL+                               13.10           12/17/05           (17,030)
           (10)   NOBLE ENERGY INCORPORATED+                             11.80           11/19/05            (5,100)
           (10)   NOBLE ENERGY INCORPORATED CALL+                         5.10           11/19/05           (11,800)
           (10)   PIONEER NATURAL RESOURCES CALL+                         5.20           10/22/05            (5,200)
            (5)   PIONEER NATURAL RESOURCES CALL+                         1.90           10/22/05              (950)
            (5)   UNOVA INCORPORATED CALL+                                2.70           03/18/06            (1,350)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(28,110))                                                         (64,630)
                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 90.16%

APPAREL & ACCESSORY STORES - 2.91%
         640,000  GAP INCORPORATED                                                                            $     11,155,200
         540,000  NORDSTROM INCORPORATED                                                                            18,532,800

                                                                                                                    29,688,000
                                                                                                              ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.57%
         804,000  AUTONATION INCORPORATED+                                                                          16,055,880
                                                                                                              ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.17%
         185,000  LOWE'S COMPANIES INCORPORATED                                                                     11,914,000
                                                                                                              ----------------

BUSINESS SERVICES - 14.11%
         930,000  CADENCE DESIGN SYSTEMS INCORPORATED+                                                              15,028,800
         855,000  CNET NETWORKS INCORPORATED+                                                                       11,602,350
         285,000  COMPUTER SCIENCES CORPORATION+                                                                    13,483,350
         250,000  DST SYSTEMS INCORPORATED+                                                                         13,707,500
         544,000  IMS HEALTH INCORPORATED                                                                           13,692,480
       1,195,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      13,909,800
         145,000  OMNICOM GROUP INCORPORATED                                                                        12,126,350
         980,000  RED HAT INCORPORATED+                                                                             20,766,200
       2,300,000  SUN MICROSYSTEMS INCORPORATED+                                                                     9,016,000
       1,301,000  UNISYS CORPORATION+<<                                                                              8,638,640
         555,000  VERISIGN INCORPORATED+                                                                            11,860,350

                                                                                                                   143,831,820
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 4.09%
          74,000  ALBERTO-CULVER COMPANY CLASS B                                                                     3,311,500
         198,000  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                         6,446,880
         350,000  PRAXAIR INCORPORATED                                                                              16,775,500
         540,000  PROTEIN DESIGN LABS INCORPORATED+                                                                 15,120,000

                                                                                                                    41,653,880
                                                                                                              ----------------

COMMUNICATIONS - 7.24%
         630,000  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                       19,322,100
         503,000  COMCAST CORPORATION+                                                                              14,476,340
         765,000  DIRECTV GROUP INCORPORATED+                                                                       11,459,700
         255,000  IAC INTERACTIVECORP+                                                                               6,464,250
         410,000  SPRINT NEXTEL CORPORATION                                                                          9,749,800
         315,000  TELEPHONE AND DATA SYSTEMS INCORPORATED                                                           12,285,000

                                                                                                                    73,757,190
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 3.66%
         305,000  FIFTH THIRD BANCORP                                                                               11,202,650
         339,900  MELLON FINANCIAL CORPORATION                                                                      10,866,603
         310,000  TORONTO-DOMINION BANK                                                                             15,285,333

                                                                                                                    37,354,586
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.83%
         595,000  NISOURCE INCORPORATED                                                                             14,428,750
         505,000  WASTE MANAGEMENT INCORPORATED                                                                     14,448,050

                                                                                                                    28,876,800
                                                                                                              ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.58%
       1,035,000  CELESTICA INCORPORATED+                                                                           11,705,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         625,000  MOLEX INCORPORATED CLASS A                                                                  $     16,068,750
       1,545,000  SANMINA-SCI CORPORATION+                                                                           6,628,050
       1,030,000  VISHAY INTERTECHNOLOGY INCORPORATED+                                                              12,308,500

                                                                                                                    46,711,150
                                                                                                              ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.37%
         550,000  ACCENTURE LIMITED CLASS A                                                                         14,003,000
                                                                                                              ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.20%
         148,200  ILLINOIS TOOL WORKS INCORPORATED                                                                  12,201,306
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 0.55%
         285,000  COCA-COLA ENTERPRISES INCORPORATED                                                                 5,557,500
                                                                                                              ----------------

FORESTRY - 1.28%
         190,000  WEYERHAEUSER COMPANY                                                                              13,062,500
                                                                                                              ----------------

GENERAL MERCHANDISE STORES - 2.74%
         290,000  TARGET CORPORATION                                                                                15,059,700
         630,000  TJX COMPANIES INCORPORATED                                                                        12,902,400

                                                                                                                    27,962,100
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.47%
         275,000  AMERICAN STANDARD COMPANIES INCORPORATED                                                          12,801,250
         195,000  EATON CORPORATION                                                                                 12,392,250

                                                                                                                    25,193,500
                                                                                                              ----------------

INSURANCE CARRIERS - 5.03%
         300,000  ACE LIMITED                                                                                       14,121,000
         160,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                11,529,600
         165,000  MGIC INVESTMENT CORPORATION                                                                       10,593,000
          16,900  RENAISSANCERE HOLDINGS LIMITED                                                                       739,037
         210,000  XL CAPITAL LIMITED CLASS A                                                                        14,286,300

                                                                                                                    51,268,937
                                                                                                              ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.89%
         335,000  BIOMET INCORPORATED                                                                               11,627,850
         230,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                     14,271,500
         330,000  WATERS CORPORATION+                                                                               13,728,000

                                                                                                                    39,627,350
                                                                                                              ----------------

MEMBERSHIP ORGANIZATIONS - 0.74%
          65,000  ISHARES S&P SMALLCAP 600 BARRAGROWTH INDEX FUND                                                    7,548,450
                                                                                                              ----------------

METAL MINING - 0.76%
         160,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                7,774,400
                                                                                                              ----------------

MISCELLANEOUS RETAIL - 2.53%
         585,000  DOLLAR TREE STORES INCORPORATED+<<                                                                12,665,250
         615,000  STAPLES INCORPORATED                                                                              13,111,800

                                                                                                                    25,777,050
                                                                                                              ----------------

MOTION PICTURES - 1.07%
       1,357,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                10,923,850
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.45%
         775,000  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                 $     14,732,750
                                                                                                              ----------------

OIL & GAS EXTRACTION - 11.47%
         525,000  BJ SERVICES COMPANY                                                                               18,894,750
         290,000  DEVON ENERGY CORPORATION                                                                          19,905,600
         445,000  ENSCO INTERNATIONAL INCORPORATED                                                                  20,732,550
         565,000  GLOBALSANTAFE CORPORATION                                                                         25,775,300
         460,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                31,583,600

                                                                                                                   116,891,800
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.58%
         230,000  CONOCOPHILLIPS                                                                                    16,079,300
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.25%
         262,000  EW SCRIPPS COMPANY CLASS A                                                                        13,092,140
         290,000  TRIBUNE COMPANY                                                                                    9,828,100

                                                                                                                    22,920,240
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.47%
         700,000  AMERITRADE HOLDING CORPORATION+<<                                                                 15,036,000
                                                                                                              ----------------

TEXTILE MILL PRODUCTS - 1.24%
         157,000  MOHAWK INDUSTRIES INCORPORATED+                                                                   12,599,250
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 1.40%
         190,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                          14,223,400
                                                                                                              ----------------

TRANSPORTATION SERVICES - 1.12%
         575,000  EXPEDIA INCORPORATED+<<                                                                           11,390,750
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.28%
         160,000  NIKE INCORPORATED CLASS B                                                                         13,068,800
                                                                                                              ----------------

WHOLESALE TRADE-DURABLE GOODS - 1.11%
         180,000  W.W. GRAINGER INCORPORATED                                                                        11,325,600
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $710,190,986)                                                                            919,011,139
                                                                                                              ----------------

INVESTMENT COMPANIES - 4.07%

STOCK FUNDS - 4.07%
          60,000  BIOTECH HOLDRS TRUST                                                                              11,443,200
         270,000  ISHARES S&P SMALLCAP 600 INDEX FUND                                                               15,611,400
         110,000  MIDCAP SPDR TRUST SERIES 1                                                                        14,396,800

                                                                                                                    41,451,400
                                                                                                              ----------------

TOTAL INVESTMENT COMPANIES (COST $26,681,408)                                                                       41,451,400
                                                                                                              ----------------

RIGHTS - 0.00%
         230,000  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                       0
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE           VALUE
US TREASURY SECURITIES - 0.68%

US TREASURY BILLS - 0.68%
$      7,000,000  US TREASURY BILL<<^                                                  3.32%      10/27/2005   $      6,984,650
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $6,984,507)                                                                        6,984,650
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 2.26%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         573,911  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       573,911
                                                                                                               ----------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 2.20%
       1,000,000  CANCARA ASSET SECURITIZATION LIMITED                                 3.70%      10/13/2005            998,950
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.69       10/07/2005          1,000,000
         826,000  KLIO II FUNDING CORPORATION                                          3.79       10/25/2005            824,100
         800,000  LEGACY CAPITAL CORPORATION, LLC                                      3.62       10/03/2005            800,000
      18,800,000  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $10,538,336)                                         3.80       10/03/2005         18,800,000

                                                                                                                     22,423,050
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,996,961)                                                           22,996,961
                                                                                                               ----------------
SHARES

SHORT-TERM INVESTMENTS - 4.98%
    50,748,335  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          50,748,335

TOTAL SHORT-TERM INVESTMENTS (COST $50,748,335)                                                                      50,748,335
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $817,602,197)*                                     102.15%                                               $  1,041,192,485
                                                        -------                                                ----------------

OTHER ASSETS AND LIABILITIES, NET                         (2.15)                                                    (21,867,821)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $  1,019,324,664
                                                        -------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,748,335.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 100.07%

APPAREL & ACCESSORY STORES - 1.45%
          44,375  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                  $     1,581,525
          39,600  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                          849,024

                                                                                                                     2,430,549
                                                                                                               ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.70%
          72,112  SKECHERS U.S.A. INCORPORATED CLASS A+                                                              1,180,473
                                                                                                               ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.64%
         127,652  WRIGHT EXPRESS CORPORATION+                                                                        2,756,007
                                                                                                               ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.75%
          48,200  TECHNICAL OLYMPIC USA INCORPORATED                                                                 1,260,912
                                                                                                               ---------------

BUSINESS SERVICES - 21.17%
           1,948  ACCELR8 TECHNOLOGY CORPORATION+<<                                                                      6,370
          32,100  ALLIANCE DATA SYSTEMS CORPORATION+                                                                 1,256,715
          36,058  COGENT INCORPORATED+<<                                                                               856,378
          63,050  GEVITY HR INCORPORATED                                                                             1,717,482
          52,000  HUDSON HIGHLAND GROUP INCORPORATED+                                                                1,298,440
         338,158  HYPERCOM CORPORATION+                                                                              2,204,790
         486,617  IVILLAGE INCORPORATED+                                                                             3,532,839
          44,005  JUPITERMEDIA CORPORATION+                                                                            779,329
         105,467  MPS GROUP INCORPORATED+                                                                            1,244,511
               1  NETIQ CORPORATION+                                                                                        12
         148,607  OPEN SOLUTIONS INCORPORATED+                                                                       3,242,605
         171,609  PLANETOUT INCORPORATED+                                                                            1,448,380
         213,490  QUEST SOFTWARE INCORPORATED+                                                                       3,217,294
          20,708  SAFENET INCORPORATED+                                                                                751,907
         220,869  SAPIENT CORPORATION+<<                                                                             1,380,431
          40,740  SECURE COMPUTING CORPORATION+                                                                        462,399
          67,429  SI INTERNATIONAL INCORPORATED+                                                                     2,088,276
          36,900  TALEO CORPORATION CLASS A+                                                                           498,150
          92,022  TIBCO SOFTWARE INCORPORATED+                                                                         769,304
          76,443  TNS INCORPORATED+                                                                                  1,853,743
         121,509  VALUECLICK INCORPORATED+<<                                                                         2,076,589
         152,742  WEBEX COMMUNICATIONS INCORPORATED+                                                                 3,743,706
         166,542  WEBMETHODS INCORPORATED+<<                                                                         1,177,452

                                                                                                                    35,607,102
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 6.82%
          79,900  ALKERMES INCORPORATED+<<                                                                           1,342,320
          67,700  ATHEROGENICS INCORPORATED+<<                                                                       1,085,231
          58,623  CUBIST PHARMACEUTICALS INCORPORATED+                                                               1,262,740
         132,400  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                             1,559,672
          59,968  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                        1,191,564
          64,338  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                             3,164,786
          41,700  ONYX PHARMACEUTICALS INCORPORATED+                                                                 1,041,666
          27,800  OSI PHARMACEUTICALS INCORPORATED+                                                                    812,872

                                                                                                                    11,460,851
                                                                                                               ---------------

COMMUNICATIONS - 5.56%
          80,993  INPHONIC INCORPORATED+<<                                                                           1,113,654
          84,967  LODGENET ENTERTAINMENT CORPORATION+<<                                                              1,251,564
          44,300  NEUSTAR INCORPORATED CLASS A+                                                                      1,417,157
          13,330  NII HOLDINGS INCORPORATED+                                                                         1,125,718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --           WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMUNICATIONS (continued)
         508,972  UBIQUITEL INCORPORATED+                                                                      $     4,448,415

                                                                                                                     9,356,508
                                                                                                               ---------------

DEPOSITORY INSTITUTIONS - 1.50%
          37,550  FIDELITY BANKSHARES INCORPORATED                                                                   1,147,152
          39,072  FIRST REPUBLIC BANK                                                                                1,376,507

                                                                                                                     2,523,659
                                                                                                               ---------------

EATING & DRINKING PLACES - 0.45%
          26,034  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                               761,234
                                                                                                               ---------------

EDUCATIONAL SERVICES - 2.67%
          40,300  EDUCATION MANAGEMENT CORPORATION+                                                                  1,299,272
          65,267  LAUREATE EDUCATION INCORPORATED+<<                                                                 3,196,125

                                                                                                                     4,495,397
                                                                                                               ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.03%
          80,568  HEXEL CORPORATION+                                                                                 1,473,588
         266,500  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                         2,862,210
          79,300  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                             2,081,625
         437,974  NMS COMMUNICATIONS CORPORATION+                                                                    1,620,504
         208,754  PIXELWORKS INCORPORATED+                                                                           1,375,689
          65,273  UNIVERSAL DISPLAY CORPORATION+<<                                                                     727,794

                                                                                                                    10,141,410
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.64%
          25,526  ADVISORY BOARD COMPANY+                                                                            1,328,373
          33,300  GEN-PROBE INCORPORATED+                                                                            1,646,685
          36,796  HURON CONSULTING GROUP INCORPORATED+<<                                                               986,869
         107,655  NAVIGANT CONSULTING INCORPORATED+                                                                  2,062,670
         160,558  RESOURCES CONNECTION INCORPORATED+<<                                                               4,757,333
          46,360  SFBC INTERNATIONAL INCORPORATED+<<                                                                 2,057,920

                                                                                                                    12,839,850
                                                                                                               ---------------

HEALTH SERVICES - 2.75%
          59,181  KINDRED HEALTHCARE INCORPORATED+<<                                                                 1,763,594
          36,200  NAUTILUS GROUP INCORPORATED<<                                                                        798,934
          30,000  SIERRA HEALTH SERVICES INCORPORATED+<<                                                             2,066,100

                                                                                                                     4,628,628
                                                                                                               ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.10%
          55,877  GAYLORD ENTERTAINMENT COMPANY+                                                                     2,662,539
          53,100  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                              1,509,102
          15,592  STATION CASINOS INCORPORATED                                                                       1,034,685

                                                                                                                     5,206,326
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.36%
          29,005  ACTUANT CORPORATION CLASS A                                                                        1,357,434
          25,616  GAMESTOP CORPORATION CLASS A+<<                                                                      806,136
         115,690  GARDNER DENVER INCORPORATED+                                                                       5,159,774

                                                                                                                     7,323,344
                                                                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.29%
          10,986  NATIONAL FINANCIAL PARTNERS CORPORATION                                                      $       495,908
                                                                                                               ---------------

INSURANCE CARRIERS - 2.17%
          46,900  CENTENE CORPORATION+                                                                               1,173,907
          32,600  MONTPELIER RE HOLDINGS LIMITED                                                                       810,110
          44,827  WELLCARE HEALTH PLANS INCORPORATED+                                                                1,660,840

                                                                                                                     3,644,857
                                                                                                               ---------------

LEATHER & LEATHER PRODUCTS - 0.52%
          55,300  SHOE CARNIVAL INCORPORATED+                                                                          879,823
                                                                                                               ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.70%
          97,500  ADVANCED MEDICAL OPTICS INCORPORATED+                                                              3,700,125
          56,380  DJ ORTHOPEDICS INCORPORATED+                                                                       1,631,637
          18,100  HAEMONETICS CORPORATION+                                                                             860,293
          89,109  PHOTON DYNAMICS INCORPORATED+                                                                      1,706,438

                                                                                                                     7,898,493
                                                                                                               ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.46%
         288,407  IDENTIX INCORPORATED+<<                                                                            1,355,513
          41,395  SHUFFLE MASTER INCORPORATED+<<                                                                     1,094,070

                                                                                                                     2,449,583
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 6.38%
         100,571  CKX INCORPORATED+<<                                                                                1,264,178
         285,707  MARVEL ENTERTAINMENT INCORPORATION+<<                                                              5,105,584
          12,400  OVERSTOCK.COM INCORPORATED+<<                                                                        475,540
         151,100  PRICELINE.COM INCORPORATED+<<                                                                      2,919,252
          55,800  STAMPS.COM INCORPORATED+                                                                             960,318

                                                                                                                    10,724,872
                                                                                                               ---------------

OIL & GAS EXTRACTION - 1.05%
          10,791  COMSTOCK RESOURCES INCORPORATED+                                                                     354,053
          60,173  GOODRICH PETROLEUM CORPORATION+                                                                    1,412,260

                                                                                                                     1,766,313
                                                                                                               ---------------

PERSONAL SERVICES - 1.38%
          41,700  JACKSON HEWITT TAX SERVICE INCORPORATED                                                              997,047
          39,200  STEINER LEISURE LIMITED+                                                                           1,331,624

                                                                                                                     2,328,671
                                                                                                               ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.08%
           8,448  VISTAPRINT LIMITED+                                                                                  128,832
                                                                                                               ---------------

REAL ESTATE - 1.66%
          56,698  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                       2,789,542
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.88%
          36,200  JARDEN CORPORATION+<<                                                                              1,486,734
                                                                                                               ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.29%
           6,332  GFI GROUP INCORPORATED+                                                                             260,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --           WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         100,300  OPTIONSXPRESS HOLDINGS INCORPORATED<<                                                        $     1,909,712

                                                                                                                     2,170,400
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 1.98%
          50,450  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                              844,028
          30,600  OSHKOSH TRUCK CORPORATION                                                                          1,320,696
          76,107  RUSH ENTERPRISES INCORPORATED+                                                                     1,162,915

                                                                                                                     3,327,639
                                                                                                               ---------------

TRANSPORTATION SERVICES - 1.23%
          56,232  HUB GROUP INCORPORATED CLASS A+                                                                    2,064,277
                                                                                                               ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.87%
          93,880  AIRGAS INCORPORATED                                                                                2,781,665
          83,994  PROVIDE COMMERCE+<<                                                                                2,038,534

                                                                                                                     4,820,199
                                                                                                               ---------------

WHOLESALE TRADE-DURABLE GOODS - 5.54%
          79,537  HUGHES SUPPLY INCORPORATED                                                                         2,592,906
         220,957  PSS WORLD MEDICAL INCORPORATED+                                                                    2,947,567
         111,700  WESCO INTERNATIONAL INCORPORATED+<<                                                                3,783,279

                                                                                                                     9,323,752
                                                                                                               ---------------

TOTAL COMMON STOCKS (COST $151,836,815)                                                                            168,272,145
                                                                                                               ---------------

COLLATERAL FOR SECURITIES LENDING - 20.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.65%
         600,401  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               600,401
         486,243  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                      486,243

                                                                                                                     1,086,644
                                                                                                               ---------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.62%
      11,199,989  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
$                 (MATURITY VALUE $11,203,713)                                         3.99%      10/03/2005        11,199,989
      21,799,978  MORGAN STANLEY REPURCHASE AGREEMENT
                  (MATURITY VALUE $21,806,881)                                         3.80       10/03/2005        21,799,978

                                                                                                                    32,999,967
                                                                                                               ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,086,611)                                                          34,086,611
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.64%
     2,758,859  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          2,758,859

TOTAL SHORT-TERM INVESTMENTS (COST $2,758,859)                                                                       2,758,859
                                                                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $188,682,285)*                                     121.98%                                               $   205,117,615
                                                        -------                                                ---------------

OTHER ASSETS AND LIABILITIES, NET                        (21.98)                                                   (36,957,500)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   168,160,115
                                                        -------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,758,859.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 11.88%
$        266,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3
                  CLASS A                                                             4.35%      12/15/2011    $      263,970
         190,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF CLASS
                  A3                                                                  4.47       05/06/2010           189,826
         133,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                      2.84       08/06/2010           130,603
         168,000  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                  CLASS A3+/-                                                         4.11       01/25/2035           168,412
         159,000  ASSET BACKED FUNDING CERTIFICATES SERIES 2005-WF1 CLASS A2E+/-      4.01       01/25/2035           158,996
          41,651  ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1
                  CLASS A1                                                            2.89       07/20/2011            40,414
         210,209  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3         2.00       11/15/2007           207,458
          95,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2         3.35       02/15/2008            93,669
         155,000  CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                     5.45       03/16/2009           156,056
          74,000  CAPITAL ONE MASTER TRUST SERIES 2001-8A CLASS A                     4.60       08/17/2009            74,050
         232,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A2 CLASS
                  A2                                                                  4.05       02/15/2011           229,378
         695,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A8 CLASS A      4.40       08/15/2011           694,305
         148,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-        3.98       05/25/2035           147,997
         158,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS-A4             2.06       12/15/2009           153,528
         453,249  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3             2.08       05/15/2008           447,821
          78,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3         6.88       11/16/2009            81,707
         100,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A3 CLASS A3         3.10       03/10/2010            96,677
          35,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6         2.90       05/17/2010            33,571
         446,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1         2.55       01/20/2009           435,012
         147,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1         4.40       09/15/2010           145,648
          56,342  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6             5.63       06/25/2009            56,941
         302,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                   3.18       09/08/2008           298,768
         129,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-B CLASS A2                   3.75       12/08/2007           128,670
         147,000  DETROIT EDISON SECURITIZATION FUNDING LLC SERIES 2001-1 CLASS
                  A4                                                                  6.19       03/01/2013           155,838
         181,821  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-          3.95       10/25/2035           181,816
         132,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                 3.48       11/15/2008           130,472
         206,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                 4.17       01/15/2009           204,912
         221,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                 4.38       01/15/2010           219,906
         146,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                           4.45       05/17/2010           145,635
         180,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4               4.18       02/15/2012           177,625
         191,000  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2      3.78       09/15/2010           188,271
         218,537  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS
                  A2+/-                                                               4.17       07/25/2034           219,068
          59,656  MASTR ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-    4.18       09/25/2034            59,833
          45,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1          5.75       10/15/2008            45,379
         505,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A1 CLASS A1          4.20       09/15/2010           501,226
         199,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A3 CLASS A3          4.10       10/15/2012           195,020
         299,729  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-           4.19       07/25/2034           299,722
         104,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2          3.75       09/17/2007           103,640
         149,000  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                3.98       10/25/2035           148,997
          52,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                4.34       05/15/2012            51,397
         100,592  PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                 6.05       03/01/2009           102,037
          59,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2             3.87       06/25/2011            58,275
          86,546  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RS3 CLASS A2+/-                                                4.19       04/25/2033            86,830
         276,000  SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                    2.99       12/15/2022           270,720
         186,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                    3.79       07/25/2018           186,701
         287,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                       4.41       07/25/2025           286,084
         444,000  SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                       3.79       01/25/2028           440,947
         318,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-1 CLASS
                  A4+++/-                                                             4.06       02/25/2035           317,779
         119,365  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-    3.92       06/25/2035           119,362
         111,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3           4.28       06/14/2010           110,407
         174,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                        3.16       02/17/2009           171,460
          36,000  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                    3.15       05/20/2011            35,330
         222,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                    4.38       05/19/2013           220,213
          81,000  WHOLE AUTO LOAN TRUST SERIES 2004-1 CLASS A4                        3.26       03/15/2011            79,017

TOTAL ASSET-BACKED SECURITIES (COST $10,017,764)                                                                    9,947,396
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.58%
         148,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2005-PWR9 CLASS A4A                                          4.87       09/11/2042           146,688
         347,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8
                  CLASS AAB                                                           4.58       06/11/2041           338,758
         110,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                  CLASS E+/-                                                          7.23       05/15/2032           117,114

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        200,618  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-     3.76%      07/25/2035    $      200,361
         256,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2002-CKS4 CLASS A2                                                  5.18       11/15/2036           259,554
          62,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-CPN1 CLASS A2                                                  4.60       03/15/2035            60,984
         110,000  FHLMC SERIES 2207 CLASS PL                                          6.50       12/15/2029           113,198
         217,000  FHLMC SERIES 2978 CLASS JL                                          5.50       05/15/2035           217,345
         653,000  FHLMC SERIES 2980 CLASS LD                                          5.50       12/15/2033           653,509
         154,000  FHLMC SERIES 2992 CLASS OE                                          5.50       10/15/2031           154,730
          81,000  FHLMC SERIES 2992 CLASS OG                                          5.50       06/15/2033            81,054
         297,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3
                  CLASS A3                                                            6.42       08/15/2033           318,495
         111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST
                  PASS-THROUGH CERTIFICATES, SERIES 2001-C4 CLASS B                   6.42       12/12/2033           119,594
         124,000  FNMA SERIES 2005-50 CLASS PM                                        5.50       09/25/2033           123,912
         714,769  FNMA SERIES 2005-65 CLASS WG                                        4.50       08/25/2026           710,542
       1,532,861  FNMA SERIES 2005-77 CLASS BX                                        4.50       07/25/2028         1,522,598
          68,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2
                  CLASS A4                                                            5.15       07/10/2037            68,788
         185,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-C3 CLASS A4                                                    5.02       04/10/2040           185,061
         110,886  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-C1 CLASS A1                                                    3.12       03/10/2038           107,794
          35,771  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-C2 CLASS A1                                                    3.90       08/10/2038            35,186
         288,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SERIES 2003-66 CLASS
                  WU                                                                  3.75       03/20/2026           283,544
         235,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2        6.56       04/13/2031           244,438
         181,256  IMPAC CMB TRUST SERIES 2005-1 CLASS 1A1+/-                          4.09       04/25/2035           181,345
         174,440  IMPAC CMB TRUST SERIES 2005-5 CLASS A1+/-                           4.15       08/25/2035           174,523
          59,341  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1        7.11       10/15/2032            60,508
          55,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B         7.43       10/15/2032            60,097
         109,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-         4.93       09/15/2035           108,809
          63,290  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1            4.59       04/15/2030            63,161
         379,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS A5            4.74       07/15/2030           371,641
          68,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3              4.89       11/12/2035            67,841
         546,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-           5.24       11/12/2035           553,918
         218,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A4+/-           5.05       07/12/2038           218,181
          74,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-           5.11       07/12/2038            74,057
         179,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS ASB+/-          5.02       03/12/2015           179,592
         168,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                   3.92       04/14/2040           164,923
         295,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS AAB                  4.97       08/13/2042           295,108
         204,000  MORGAN STANLEY CAPITAL I SERIES 2005-T19 CLASS AAB                  4.85       06/12/2047           202,652
         117,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4      6.66       02/15/2033           126,007
          97,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
                  A3                                                                  4.96       08/15/2035            97,114
         116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                  A3                                                                  4.45       11/15/2035           113,671
          74,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS
                  A4+/-                                                               5.41       07/15/2041            75,603
         102,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS
                  B+/-                                                                4.95       10/15/2041           100,068
         243,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS
                  A4+/-                                                               5.08       03/15/2042           243,958
         149,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS
                  APB                                                                 4.81       04/15/2042           147,599
         195,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS
                  APB                                                                 4.62       05/15/2044           190,356
         294,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  A7+/-                                                               5.12       07/15/2042           295,948
         149,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  APB+/-                                                              5.09       07/15/2042           149,668
         146,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                  B+/-                                                                5.38       07/15/2042           146,847

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,627,397)                                                       10,526,442
                                                                                                               --------------

CORPORATE BONDS & NOTES - 14.30%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.11%
          50,000  KB HOME                                                             6.25       06/15/2015            48,485
          45,000  PULTE HOMES INCORPORATED<<                                          6.00       02/15/2035            40,813

                                                                                                                       89,298
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
BUSINESS SERVICES - 0.24%
$        190,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    6.00%      06/15/2012    $      202,241
                                                                                                               --------------

CHEMICALS & ALLIED PRODUCTS - 0.36%
          75,000  CYTEC INDUSTRIES INCORPORATED                                       5.50       10/01/2010            74,888
         110,000  CYTEC INDUSTRIES INCORPORATED                                       6.00       10/01/2015           109,715
         110,000  WYETH                                                               5.50       02/01/2014           112,720

                                                                                                                      297,323
                                                                                                                -------------

COMMUNICATIONS - 1.91%
          75,000  AMERICA MOVIL SA DE CV                                              6.38       03/01/2035            72,722
          35,000  AOL TIME WARNER INCORPORATED                                        7.70       05/01/2032            41,437
          60,000  AT&T CORPORATION                                                    9.75       11/15/2031            75,975
         125,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                  8.38       03/15/2013           147,896
          75,000  COMCAST CORPORATION<<                                               5.50       03/15/2011            76,430
         120,000  COMCAST CORPORATION                                                 5.65       06/15/2035           112,171
          75,000  NEWS AMERICA INCORPORATED                                           6.20       12/15/2034            75,113
         255,000  SPRINT CAPITAL CORPORATION                                          6.00       01/15/2007           259,249
         145,000  SPRINT CAPITAL CORPORATION                                          6.13       11/15/2008           150,571
          75,000  SPRINT CAPITAL CORPORATION                                          7.63       01/30/2011            83,925
          85,000  SPRINT CAPITAL CORPORATION                                          8.75       03/15/2032           113,979
         205,000  TELECOM ITALIA CAPITAL SA                                           5.25       11/15/2013           203,547
         100,000  TIME WARNER ENTERTAINMENT COMPANY LP<<                              8.38       07/15/2033           125,187
          65,000  VERIZON GLOBAL FUNDING CORPORATION                                  5.85       09/15/2035            63,924

                                                                                                                    1,602,126
                                                                                                                -------------

DEPOSITORY INSTITUTIONS - 1.00%
         115,000  BAC CAPITAL TRUST VI                                                5.63       03/08/2035           112,011
         165,000  CITIGROUP INCORPORATED                                              5.00       09/15/2014           164,109
         120,000  PNC FUNDING CORPORATION                                             5.25       11/15/2015           121,130
         110,000  WACHOVIA CORPORATION                                                5.50       08/01/2035           107,315
         105,000  WASHINGTON MUTUAL BANK FA<<                                         5.13       01/15/2015           103,939
          73,000  WASHINGTON MUTUAL INCORPORATED                                      4.00       01/15/2009            71,187
         145,000  ZIONS BANCORPORATION                                                6.00       09/15/2015           153,936

                                                                                                                      833,627
                                                                                                               --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.94%
         216,000  AMERICAN ELECTRIC POWER SERIES C                                    5.38       03/15/2010           219,926
          60,000  DOMINION RESOURCES INCORPORATED                                     5.95       06/15/2035            58,613
          80,000  DUKE ENERGY CORPORATION                                             6.25       01/15/2012            85,111
         125,000  KANSAS GAS & ELECTRIC++                                             5.65       03/29/2021           123,705
          76,000  PACIFIC GAS & ELECTRIC COMPANY                                      6.05       03/01/2034            79,070
          55,000  PSEG POWER LLC                                                      8.63       04/15/2031            71,393
         130,000  PUBLIC SERVICE COMPANY OF COLORADO                                  7.88       10/01/2012           152,839

                                                                                                                      790,657
                                                                                                               --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.23%
         110,000  EXELON GENERATION COMPANY LLC                                       5.35       01/15/2014           110,151
          75,000  PEPCO HOLDINGS INCORPORATED                                         6.45       08/15/2012            80,221

                                                                                                                      190,372
                                                                                                               --------------

FINANCIAL SERVICES - 0.48%
         200,000  CAPITAL ONE FINANCIAL CORPORATION                                   8.75       02/01/2007           210,320
         175,000  CITIGROUP INCORPORATED                                              6.50       01/18/2011           188,677

                                                                                                                      398,997
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS - 0.18%
$         90,000  KRAFT FOODS INCORPORATED                                            5.63%      11/01/2011    $       92,990
          55,000  KRAFT FOODS INCORPORATED                                            6.50       11/01/2031            61,013

                                                                                                                      154,003
                                                                                                               --------------

FOOD STORES - 0.22%
         105,000  DELHAIZE AMERICA INCORPORATED                                       9.00       04/15/2031           121,206
          55,000  KROGER COMPANY                                                      7.50       04/01/2031            61,433

                                                                                                                      182,639
                                                                                                               --------------

GENERAL MERCHANDISE STORES - 0.09%
          75,000  WAL-MART STORES<<                                                   5.25       09/01/2035            72,580
                                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.82%
         145,000  CREDIT SUISSE FB USA INCORPORATED<<                                 4.88       08/15/2010           145,103
         100,000  GOLDMAN SACHS GROUP INCORPORATED<<                                  5.13       01/15/2015            99,690
         265,000  MERRILL LYNCH & COMPANY                                             4.25       02/08/2010           259,064
          75,000  MORGAN STANLEY                                                      4.00       01/15/2010            72,585
          75,000  NUVEEN INVESTMENTS                                                  5.00       09/15/2010            74,254
          35,000  NUVEEN INVESTMENTS                                                  5.50       09/15/2015            34,577

                                                                                                                      685,273
                                                                                                              ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.43%
          75,000  MARSH & MCLENNAN COMPANIES INCORPORATED                             5.75       09/15/2015            74,215
         110,000  PRUDENTIAL FINANCIAL INCORPORATED<<                                 4.75       06/13/2015           106,979
          80,000  TRAVELERS PROPERTY CASUALTY CORPORATION                             6.38       03/15/2033            83,018
          95,000  WILLIS GROUP NORTH AMERICA                                          5.63       07/15/2015            94,389

                                                                                                                      358,601
                                                                                                               --------------

INSURANCE CARRIERS - 0.72%
         300,000  AMERICAN INTERNATIONAL GROUP++                                      4.70       10/01/2010           298,415
         100,000  AMERICAN INTERNATIONAL GROUP++                                      5.05       10/01/2015            99,379
          75,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                           4.25       05/15/2013            71,610
         130,000  METLIFE INCORPORATED<<                                              5.70       06/15/2035           129,231

                                                                                                                      598,635
                                                                                                               --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
          90,000  NEWMONT MINING CORPORATION                                          5.88       04/01/2035            88,208
                                                                                                               --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
          90,000  TYCO INTERNATIONAL GROUP SA                                         6.38       10/15/2011            95,929
                                                                                                               --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.55%
         175,000  AMERICAN GENERAL FINANCE CORPORATION                                3.88       10/01/2009           168,759
         145,000  CAPITAL ONE BANK SERIES BKNT                                        4.88       05/15/2008           145,115
         130,000  CIT GROUP INCORPORATED                                              4.75       08/15/2008           130,036
         245,000  FORD MOTOR CREDIT COMPANY<<                                         5.70       01/15/2010           222,561
         115,000  FORD MOTOR CREDIT COMPANY<<                                         7.00       10/01/2013           106,646
          72,000  GENERAL ELECTRIC CAPITAL CORPORATION                                3.75       12/15/2009            69,532
         150,000  GENERAL ELECTRIC CAPITAL CORPORATION                                4.88       03/04/2015           149,395
         440,000  HSBC FINANCE CORPORATION<<                                          4.75       04/15/2010           438,315
          75,000  JP MORGAN CHASE CAPITAL XV<<                                        5.88       03/15/2035            73,414
         625,000  RESIDENTIAL CAPITAL CORPORATION++                                   6.38       06/30/2010           633,174

                                                                                                                    2,136,947
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 0.74%
$        150,000  CANADIAN NATURAL RESOURCES                                          5.85%      02/01/2035    $      148,966
          75,000  HALLIBURTON COMPANY<<                                               5.50       10/15/2010            77,449
         127,000  HALLIBURTON COMPANY                                                 8.75       02/15/2021           166,733
          40,000  PEMEX PROJECT FUNDING MASTER TRUST                                  7.38       12/15/2014            44,400
          60,000  VALERO LOGISTICS                                                    6.05       03/15/2013            62,352
         125,000  XTO ENERGY INCORPORATED<<                                           4.90       02/01/2014           122,649

                                                                                                                      622,549
                                                                                                               --------------

PAPER & ALLIED PRODUCTS - 0.11%
          80,000  GEORGIA-PACIFIC CORPORATION                                         8.88       05/15/2031            94,614
                                                                                                               --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
          90,000  AMERADA HESS CORPORATION                                            7.13       03/15/2033           103,005
         110,000  VALERO ENERGY CORPORATION                                           6.88       04/15/2012           120,786
          60,000  VALERO ENERGY CORPORATION                                           7.50       04/15/2032            72,420

                                                                                                                      296,211
                                                                                                               --------------

PIPELINES, EXCEPT NATURAL GAS - 0.42%
         150,000  DUKE CAPITAL LLC                                                    7.50       10/01/2009           163,747
         110,000  ENERGY TRANSFER PARTNERS++                                          5.65       08/01/2012           108,321
          80,000  MAGELLAN MIDSTREAM PARTNERS                                         5.65       10/15/2016            80,981

                                                                                                                      353,049
                                                                                                               --------------

RAILROAD TRANSPORTATION - 0.31%
         120,000  CANADIAN NATIONAL RAILWAY COMPANY                                   7.38       10/15/2031           150,960
          90,000  NORFOLK SOUTHERN CORPORATION                                        7.05       05/01/2037           107,560

                                                                                                                      258,520
                                                                                                               --------------

REAL ESTATE - 0.27%
         228,000  EOP OPERATING LP                                                    4.65       10/01/2010           224,216
                                                                                                               --------------

REITS - 0.48%
         185,000  HEALTH CARE PROPERTY INVESTMENTS INCORPORATED                       4.88       09/15/2010           182,162
          75,000  NATIONWIDE HEALTH PROPERTIES INCORPORATED                           6.00       05/20/2015            75,068
          75,000  SIMON PROPERTY GROUP LP                                             4.60       06/15/2010            73,959
          75,000  SIMON PROPERTY GROUP LP                                             5.10       06/15/2015            73,514

                                                                                                                      404,703
                                                                                                               --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.89%
          95,000  GOLDMAN SACHS GROUP INCORPORATED                                    6.13       02/15/2033            98,884
         170,000  JP MORGAN CHASE & COMPANY                                           6.75       02/01/2011           183,954
         160,000  LAZARD LLC++                                                        7.13       05/15/2015           158,873
         310,000  MORGAN STANLEY                                                      4.75       04/01/2014           299,077

                                                                                                                      740,788
                                                                                                               --------------

TRANSPORTATION BY AIR - 0.09%
          70,000  RAYTHEON COMPANY                                                    5.50       11/15/2012            72,026
                                                                                                               --------------

TRANSPORTATION EQUIPMENT - 0.14%
         100,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                              8.50       01/18/2031           121,070
                                                                                                               --------------

TOTAL CORPORATE BONDS & NOTES (COST $12,086,646)                                                                   11,965,202
                                                                                                               --------------

FOREIGN CORPORATE BONDS - 0.43%
          50,000  ALCAN INCORPORATED                                                  5.75       06/01/2035            49,157

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS (continued)
$         75,000  BT GROUP PLC                                                        8.88%      12/15/2030    $      101,732
         209,000  FRANCE TELECOM SA                                                   7.45       03/01/2006           211,425

TOTAL FOREIGN CORPORATE BONDS@ (COST $372,292)                                                                        362,314
                                                                                                               --------------

FOREIGN GOVERNMENT BONDS - 1.50%
          75,000  CELULOSA ARAUCO CONSTITUTION++                                      5.63       04/20/2015            74,382
         200,000  CODELCO INCORPORATED++                                              5.63       09/21/2035           197,880
         110,000  MOLSON COORS CANADA INCORPORATED++                                  4.85       09/22/2010           109,137
         250,000  RAS LAFFAN LNG III++                                                5.84       09/30/2027           250,532
         190,000  RUSSIAN FEDERATION+++/-                                             5.00       03/31/2030           218,025
         110,000  TELECOM ITALIA CAPITAL                                              4.88       10/01/2010           108,950
          75,000  TELECOM ITALIA CAPITAL                                              5.25       10/01/2015            73,697
         100,000  TELEFONOS DE MEXICO S.A. SERIES WI                                  5.50       01/27/2015            98,349
          70,000  UNITED MEXICAN STATES SERIES MTNA<<                                 5.88       01/15/2014            72,380
          51,000  UNITED MEXICAN STATES SERIES MTNA<<                                 6.75       09/27/2034            54,315

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,254,843)                                                                   1,257,647
                                                                                                               --------------

AGENCY SECURITIES - 50.20%

FEDERAL HOME LOAN BANK - 0.53%
         446,000  FHLB                                                                4.38       09/17/2010           443,596
                                                                                                               --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 30.68%
       1,237,000  FHLMC                                                               4.13       04/02/2007         1,232,830
       2,299,000  FHLMC<<                                                             6.63       09/15/2009         2,473,278
         758,000  FHLMC<<                                                             4.13       07/12/2010           745,593
         382,000  FHLMC                                                               5.63       03/15/2011           401,958
         217,201  FHLMC #A28795                                                       6.00       11/01/2034           221,017
         237,000  FHLMC #A37284                                                       6.00       09/01/2035           241,162
          80,768  FHLMC #A45521                                                       6.00       06/01/2035            82,187
         235,696  FHLMC #A45781                                                       6.00       06/01/2035           239,836
          37,143  FHLMC #B16483                                                       5.50       09/01/2019            37,698
          45,092  FHLMC #B17291                                                       5.00       11/01/2019            44,990
         256,994  FHLMC #B18247                                                       5.00       04/01/2020           256,404
          45,126  FHLMC #B19002                                                       5.00       03/01/2020            45,022
          36,467  FHLMC #B19212                                                       5.50       04/01/2020            37,010
         294,185  FHLMC #B19221                                                       5.00       04/01/2020           293,510
          95,060  FHLMC #B19318                                                       5.00       05/01/2020            94,842
          81,112  FHLMC #B19338                                                       5.00       05/01/2020            80,925
          99,225  FHLMC #B19339                                                       5.00       05/01/2020            98,997
          61,372  FHLMC #B19376                                                       5.00       06/01/2020            61,231
         199,436  FHLMC #B19389                                                       5.50       05/01/2020           202,406
         163,078  FHLMC #B19393                                                       5.00       05/01/2020           162,704
         136,722  FHLMC #C01676                                                       6.00       11/01/2033           139,122
         102,062  FHLMC #C01726                                                       6.00       12/01/2033           103,853
         891,323  FHLMC #C90888                                                       5.50       03/01/2025           897,055
         282,667  FHLMC #C90893                                                       5.50       04/01/2025           284,484
         145,331  FHLMC #C90902                                                       5.50       06/01/2025           146,266
         223,255  FHLMC #E01279                                                       5.50       01/01/2018           226,606
         277,606  FHLMC #E01497                                                       5.50       11/01/2018           281,738
          44,065  FHLMC #E88979                                                       5.50       04/01/2017            44,727
          81,336  FHLMC #G01513                                                       6.00       03/01/2033            82,769
       2,051,524  FHLMC #G01644                                                       5.50       02/01/2034         2,053,665
         640,328  FHLMC #G08063                                                       6.00       06/01/2035           651,574
         206,594  FHLMC #G11594                                                       5.50       08/01/2019           209,670
         529,696  FHLMC #G11653                                                       5.50       12/01/2019           537,582
         927,615  FHLMC #G11658                                                       5.50       01/01/2020           941,459
         344,167  FHLMC #G18006                                                       5.50       08/01/2019           349,303
         143,680  FHLMC #J02089                                                       5.50       06/01/2020           145,820
         131,387  FHLMC #J02372                                                       5.50       05/01/2020           133,343
         131,325  FHLMC #J02373                                                       5.50       05/01/2020           133,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$        183,248  FHLMC SERIES 2544 CLASS ML                                          5.00%      04/15/2012    $      184,074
         189,000  FHLMC SERIES 2631 CLASS MT                                          3.50       01/15/2022           185,739
         244,000  FHLMC SERIES 2645 CLASS MK                                          3.50       07/15/2022           239,030
         281,159  FHLMC SERIES 2682 CLASS WK                                          3.00       01/15/2021           276,617
         330,668  FHLMC SERIES 2692 CLASS YB                                          3.50       05/15/2016           325,151
         543,465  FHLMC SERIES 2731 CLASS PK                                          3.50       05/15/2026           532,757
         666,643  FHLMC SERIES 2736 CLASS DB                                          3.30       11/15/2026           645,710
       1,312,000  FHLMC SERIES 2825 CLASS PM                                          5.50       03/15/2030         1,319,665
         619,000  FHLMC SERIES 2825 CLASS QM                                          5.50       03/15/2030           622,616
          20,000  FHLMC SERIES 2833 CLASS JD                                          5.50       09/15/2029            20,116
         623,934  FHLMC SERIES 2841 CLASS Y                                           5.50       07/15/2027           631,073
         342,000  FHLMC SERIES 2858 CLASS JM                                          5.50       03/15/2030           343,966
         143,825  FHLMC SERIES 2957 CLASS KJ                                          4.50       10/15/2024           142,806
         148,000  FHLMC SERIES 2957 CLASS KN                                          5.50       06/15/2030           148,819
         367,000  FHLMC SERIES 2958 CLASS MD                                          5.50       01/15/2031           368,794
          88,656  FHLMC SERIES 2960 CLASS EH                                          4.50       05/15/2024            88,089
         442,312  FHLMC SERIES 2963 CLASS WL                                          4.50       07/15/2025           438,939
         188,000  FHLMC SERIES 2966 CLASS XC                                          5.50       01/15/2031           189,025
         217,000  FHLMC SERIES 2968 CLASS PD                                          5.50       01/15/2031           218,182
         143,000  FHLMC SERIES 2972 CLASS UG                                          5.50       08/15/2034           143,233
         406,000  FHLMC SERIES 2975 CLASS OE                                          5.50       10/15/2031           407,979
         668,654  FHLMC SERIES 2975 CLASS OL                                          4.50       06/15/2026           662,901
         768,402  FHLMC SERIES 2982 CLASS LC                                          4.50       01/15/2025           762,463
         339,000  FHLMC SERIES 2982 CLASS ND                                          5.50       02/15/2034           339,283
         137,000  FHLMC SERIES 2983 CLASS PB                                          5.50       07/15/2029           137,789
       1,852,000  FHLMC TBA%%                                                         6.00       10/01/2035         1,883,832

                                                                                                                   25,674,564
                                                                                                               --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.99%
         747,000  FNMA                                                                6.00       05/15/2011           799,164
          80,110  FNMA #254088                                                        5.50       12/01/2016            81,337
         422,244  FNMA #254631                                                        5.00       02/01/2018           421,596
         222,854  FNMA #254918                                                        4.50       09/01/2033           212,899
          12,964  FNMA #387501                                                        4.95       07/01/2015            13,039
          97,939  FNMA #555388                                                        5.50       03/01/2018            99,414
         137,624  FNMA #615062                                                        5.50       01/01/2017           139,733
         111,090  FNMA #623745                                                        5.50       01/01/2017           112,792
          92,958  FNMA #624228                                                        5.50       01/01/2017            94,382
         134,048  FNMA #624269                                                        5.50       01/01/2017           136,102
          67,253  FNMA #624277                                                        5.50       01/01/2017            68,284
          77,302  FNMA #626701                                                        5.50       01/01/2017            78,486
         178,812  FNMA #669713                                                        6.00       11/01/2032           181,847
         143,451  FNMA #725098                                                        5.50       12/01/2018           145,584
         456,676  FNMA #725162                                                        6.00       02/01/2034           464,383
         284,235  FNMA #725564                                                        4.53       04/01/2009           282,991
         267,655  FNMA #734830                                                        4.50       08/01/2033           255,699
       1,389,362  FNMA #735504                                                        6.00       04/01/2035         1,412,944
          54,895  FNMA #750372                                                        6.00       11/01/2033            55,821
          35,040  FNMA #757732                                                        6.00       09/01/2034            35,634
         148,000  FNMA #760762                                                        4.89       04/01/2012           148,840
          22,370  FNMA #787744                                                        6.00       08/01/2034            22,749
          31,649  FNMA #789724                                                        6.00       09/01/2034            32,185
          32,890  FNMA #793227                                                        6.00       09/01/2034            33,447
          73,815  FNMA #796324                                                        6.00       09/01/2034            75,065
         192,342  FNMA #796507                                                        6.00       09/01/2034           195,599
         170,911  FNMA #796551                                                        6.00       09/01/2034           173,805
         366,693  FNMA SERIES 2003-113 CLASS PN                                       3.50       02/25/2013           360,534
         685,917  FNMA SERIES 2003-63 CLASS QP                                        3.50       10/25/2031           648,324
       1,003,900  FNMA SERIES 2003-76 CLASS DE                                        4.00       09/25/2031           959,197
         633,000  FNMA SERIES 2003-92 CLASS KQ                                        3.50       06/25/2023           620,600
          93,000  FNMA SERIES 2003-92 CLASS NM                                        3.50       04/25/2013            91,099
         102,000  FNMA SERIES 2005-25 CLASS PD                                        5.50       11/25/2030           102,406

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      1,482,735  FNMA SERIES 2005-51 CLASS KC                                        4.50%      01/25/2025    $    1,469,759
         238,000  FNMA SERIES 2005-51 CLASS NC                                        5.50       12/25/2030           238,654
          15,000  FNMA TBA%%                                                          5.50       10/01/2020            15,216
         697,000  FNMA TBA%%                                                          5.50       11/01/2020           706,366
         508,000  FNMA TBA%%                                                          5.50       10/01/2028           507,682
       1,076,000  FNMA TBA%%                                                          6.00       10/01/2034         1,093,821
       1,566,000  FNMA TBA%%                                                          6.00       11/01/2034         1,590,469
       1,667,000  FNMA TBA%%                                                          6.50       10/01/2035         1,715,446

                                                                                                                   15,893,394
                                                                                                               --------------

TOTAL AGENCY SECURITIES (COST $42,323,342)                                                                         42,011,554
                                                                                                               --------------

US TREASURY SECURITIES - 16.59%

US TREASURY BONDS - 7.43%
       1,066,000  US TREASURY BOND<<                                                   4.13       05/15/2015        1,047,636
         734,000  US TREASURY BOND<<                                                   7.13       02/15/2023          952,365
       1,598,000  US TREASURY BOND<<                                                   6.25       08/15/2023        1,910,796
         892,000  US TREASURY BOND<<                                                   6.00       02/15/2026        1,052,002
         828,000  US TREASURY BOND<<                                                   6.25       05/15/2030        1,028,111
         203,000  US TREASURY BOND<<                                                   5.38       02/15/2031          227,423

                                                                                                                    6,218,333
                                                                                                               --------------

US TREASURY NOTES - 9.16%
         241,000  US TREASURY NOTE<<                                                  3.50       05/31/2007           238,392
       1,201,000  US TREASURY NOTE<<                                                  3.63       06/30/2007         1,189,553
         850,000  US TREASURY NOTE<<                                                  3.88       07/31/2007           845,485
         635,000  US TREASURY NOTE<<                                                  4.00       08/31/2007           632,842
         639,000  US TREASURY NOTE<<                                                  4.13       08/15/2010           636,130
       1,352,000  US TREASURY NOTE<<                                                  3.88       09/15/2010         1,332,881
         468,000  US TREASURY NOTE<<                                                  4.25       11/15/2014           464,655
       1,001,000  US TREASURY NOTE<<                                                  4.00       02/15/2015           974,412
       1,357,000  US TREASURY NOTE<<                                                  4.25       08/15/2015         1,348,519

                                                                                                                    7,662,869
                                                                                                               --------------

TOTAL US TREASURY SECURITIES (COST $13,813,298)                                                                    13,881,202
                                                                                                               --------------

REPURCHASE AGREEMENTS - 4.41%
       3,690,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $3,691,215)             3.95       10/03/2005         3,690,000

TOTAL REPURCHASE AGREEMENTS (COST $3,690,000)                                                                       3,690,000
                                                                                                               --------------

COLLATERAL FOR SECURITIES LENDING - 17.40%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.27%
         446,367  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              446,367
         617,000  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     617,000

                                                                                                                    1,063,367
                                                                                                               --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 16.13%
       4,499,996  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                  (MATURITY VALUE $4,501,491)                                         3.99       10/03/2005         4,499,996

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS           PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
       8,999,991  MORGAN STANLEY REPURCHASE AGREEMENT
$                 (MATURITY VALUE $9,002,841)                                         3.80%      10/03/2005    $    8,999,991

                                                                                                                   13,499,987
                                                                                                               --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,563,354)                                                         14,563,354
                                                                                                               --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,748,936)                                      129.29%                                               $  108,205,111
                                                        -------                                                --------------

OTHER ASSETS AND LIABILITIES, NET                        (29.29)                                                  (24,513,287)
                                                        -------                                                --------------

TOTAL NET ASSETS                                         100.00%                                               $   83,691,824
                                                        -------                                                --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


9



ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo International Core Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Multi Cap Value Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Growth Fund, and Wells Fargo Advantage Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 23, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo International Core Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Multi Cap Value Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Growth Fund, and Wells Fargo Advantage Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 23, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Funds Trust


                                             By:      /s/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President


                                             By:      /s/ Stacie D. DeAngelo

                                                      Stacie D. DeAngelo
                                                      Treasurer

Date:  November 23, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               Wells Fargo Funds Trust


                                               By:      /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President


                                               By:      /s/ Stacie D. DeAngelo

                                                        Stacie D. DeAngelo
                                                        Treasurer

Date: November 23, 2005